UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/11

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett Capital Structure Fund

For the fiscal year ended November 30, 2011

Lord Abbett Research Fund

Lord Abbett Capital Structure Fund

Annual Report

For the fiscal year ended November 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Capital Structure Fund for the fiscal year ended November 30, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended November 30, 2011, the Fund returned 4.03%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the S&P 500® Index,1 which returned 7.83% over the same period.

For the 12-month period, the Fund’s Class A Shares ranked in the 34th percentile within the Lipper Mixed-Asset Target Allocation Growth Funds category.

During the 12-month period, markets were faced with the headwinds of the sovereign debt crisis in Europe and slower global economic growth. In addition, domestic equity markets (as represented by the S&P 500 Index) outperformed both the fixed-income markets (as represented by the Barclays Capital U.S. Aggregate Bond Index2) and foreign equity markets (as represented by the MSCI EAFE Index3 with Gross Dividends). Within the fixed-income markets, there was a general flight to

1

quality and an aversion to credit risk. As a result, Treasuries and municipal bonds were two of the best performing sectors of the bond market during the period. Despite strong credit fundamentals, the investment-grade and high-yield corporate bond markets underperformed Treasuries. At period-end, the portfolio’s asset allocation was approximately 61% equities, 19% high yield, 5% investment grade, 12% convertibles, 1% bank loans, and 2% cash.

Within the equity portion of the Fund, stock selection, mainly within the consumer discretionary, health care, and consumer staples sectors, detracted from performance. The Fund’s underweight in the consumer staples sector versus the index detracted from performance, as this sector was one of the stronger performers in the S&P 500® Index. Within the investment-grade bonds, the Fund maintained little to no allocation to U.S. Treasuries, as we continue to see better relative value in corporates. During the period, U.S. Treasuries outperformed investment-grade corporates during the flight to quality and aversion to credit risk, which hurt performance.

Although the convertibles market faced a difficult period, the convertibles allocation within the Fund contributed to performance overall. Security selection, particularly within the technology and software sectors, helped performance. Convertible securities are a unique asset class that provides an income stream through yield while also having the potential to participate in equity market upside.

Within the fixed-income portion, the Fund is more oriented to high-yield bonds rather than investment grade. Security selection within high-yield corporates contributed to performance. The breadth of advances was wide as the market continued to see improving fundamentals.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

3  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 30, 2011, the MSCI EAFE Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

2

The MSCI EAFE Index is calculated with both gross and net dividends. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. The MSCI EAFE Index with Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P 500® Index and the 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	Life of Class
Class A3	-1.98%	0.02%	4.46%
Class B4	-0.64%	0.39%	4.54%
Class C5	3.39%	0.56%	4.43%
Class F6	4.39%	–	-0.13%
Class I7	4.37%	1.58%	5.46%
Class P8	4.00%	1.13%	5.01%
Class R2[9]	3.90%	–	-0.46%
Class R3[10]	3.91%	–	-0.53%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance. Performance of each index began on December 27, 2001.

3    Class A shares commenced operations and performance for the Class began on December 27, 2001. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations and performance for the Class began on December 27, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations and performance for the Class began on December 27, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on December 27, 2001. Performance is at net asset value.

8    Class P shares commenced operations and performance for the Class began on December 27, 2001. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 through November 30, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/11 – 11/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$927.80	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.58
Class B
Actual	$1,000.00	$923.90	$9.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.22	$9.85
Class C
Actual	$1,000.00	$924.20	$9.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.27	$9.85
Class F
Actual	$1,000.00	$929.00	$5.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.32
Class I
Actual	$1,000.00	$929.10	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.81
Class P
Actual	$1,000.00	$927.50	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.99	$7.08
Class R2
Actual	$1,000.00	$927.00	$7.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.34	$7.84
Class R3
Actual	$1,000.00	$926.30	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.33

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.05% for Class F, 0.95% for Class I, 1.40% for Class P, 1.55% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	11.35%	Information Technology	14.58%
Consumer Staples	6.79%	Materials	7.76%
Energy	16.04%	Telecommunication Services	5.52%
Financials	12.37%	Utilities	2.54%
Health Care	12.01%	Short-Term Investment	0.39%
Industrials	10.65%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments

November 30, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 99.59%

COMMON STOCKS 57.70%

Aerospace & Defense 1.38%
DigitalGlobe, Inc.*	35	$521,500
GeoEye, Inc.*	38	712,125
Hexcel Corp.*	330	8,223,600
Moog, Inc. Class A*	65	2,718,300
United Technologies Corp.	40	3,086,980

Total		15,262,505

Airlines 0.26%
United Continental Holdings, Inc.*	158	2,830,275

Auto Components 0.47%
Cooper-Standard Holdings, Inc.*	135	5,197,500

Automobiles 0.26%
Honda Motor Co., Ltd. ADR	91	2,883,315

Beverages 0.72%
PepsiCo, Inc.	125	8,000,000

Biotechnology 0.82%
Celgene Corp.*	120	7,569,600
Human Genome Sciences, Inc.*	200	1,534,000

Total		9,103,600

Capital Markets 0.70%
Franklin Resources, Inc.	32	3,226,240
State Street Corp.	40	1,586,000
T. Rowe Price Group, Inc.	53	3,008,280

Total		7,820,520

Chemicals 2.76%
Celanese Corp. Series A	85	3,951,650
CF Industries Holdings, Inc.	15	2,097,000
Dow Chemical Co. (The)	135	3,740,850
LyondellBasell Industries NV Class A (Netherlands)(a)	175	5,717,250
Monsanto Co.	80	5,876,000

See Notes to Financial Statements.

7

Schedule of Investments (continued)

November 30, 2011

Investments	Shares (000)	Fair Value
Chemicals (continued)
Mosaic Co. (The)	40	$2,110,400
Rockwood Holdings, Inc.*	160	7,129,600

Total		30,622,750

Commercial Banks 2.38%
Huntington Bancshares, Inc.	350	1,837,500
PNC Financial Services Group, Inc. (The)	55	2,981,550
Regions Financial Corp.	400	1,644,000
U.S. Bancorp	300	7,776,000
Wells Fargo & Co.	400	10,344,000
Zions Bancorporation	115	1,850,350

Total		26,433,400

Communications Equipment 1.11%
Aruba Networks, Inc.*	220	4,642,000
QUALCOMM, Inc.	140	7,672,000

Total		12,314,000

Computers & Peripherals 1.97%
Apple, Inc.*	38	14,523,600
Fortinet, Inc.*	150	3,598,500
International Business Machines Corp.	20	3,760,000

Total		21,882,100

Consumer Finance 0.40%
Capital One Financial Corp.	100	4,466,000

Distributors 0.16%
Genuine Parts Co.	30	1,755,000

Diversified Financial Services 1.44%
Bank of America Corp.	800	4,352,000
Fannie Mae*	182	36,364
JPMorgan Chase & Co.	375	11,613,750

Total		16,002,114

Diversified Telecommunication Services 2.55%
AT&T, Inc.	335	9,708,300
CenturyLink, Inc.	200	7,504,000
Verizon Communications, Inc.	200	7,546,000

See Notes to Financial Statements.

8

Schedule of Investments (continued)

November 30, 2011

Investments	Shares (000)	Fair Value
Diversified Telecommunication Services (continued)
Windstream Corp.	300	$3,528,000

Total		28,286,300

Electric: Utilities 0.91%
UniSource Energy Corp.	275	10,142,000

Electrical Equipment 1.56%
A123 Systems, Inc.*	220	545,600
AMETEK, Inc.	53	2,270,520
Cooper Industries plc	27	1,499,310
Emerson Electric Co.	155	8,098,750
Rockwell Automation, Inc.	65	4,876,950

Total		17,291,130

Energy Equipment & Services 0.89%
Cameron International Corp.*	85	4,589,150
Schlumberger Ltd.	70	5,273,100

Total		9,862,250

Food & Staples Retailing 1.88%
CVS Caremark Corp.	115	4,466,600
Ingles Markets, Inc. Class A	415	6,399,300
Wal-Mart Stores, Inc.	170	10,013,000

Total		20,878,900

Food Products 1.53%
Archer-Daniels-Midland Co.	150	4,518,000
H.J. Heinz Co.	75	3,948,750
Kellogg Co.	85	4,178,600
Kraft Foods, Inc. Class A	120	4,338,000

Total		16,983,350

Hotels, Restaurants & Leisure 1.68%
Marriott International, Inc. Class A	120	3,674,400
Marriott Vacations Worldwide Corp.*	13	207,740
McDonald’s Corp.	110	10,507,200
Starwood Hotels & Resorts Worldwide, Inc.	90	4,291,200

Total		18,680,540

See Notes to Financial Statements.

9

Schedule of Investments (continued)

November 30, 2011

Investments	Shares (000)	Fair Value
Household Products 0.87%
Procter & Gamble Co. (The)	150	$9,685,500

Industrial Conglomerates 0.60%
3M Co.	25	2,026,000
General Electric Co.	290	4,613,900

Total		6,639,900

Information Technology Services 0.54%
SAIC, Inc.*	500	6,025,000

Insurance 0.54%
MetLife, Inc.	190	5,981,200

Machinery 3.08%
Actuant Corp. Class A	300	6,876,000
Caterpillar, Inc.	27	2,642,760
Danaher Corp.	180	8,708,400
Dover Corp.	35	1,923,950
Pall Corp.	100	5,449,000
Parker Hannifin Corp.	35	2,897,300
Snap-on, Inc.	110	5,643,000

Total		34,140,410

Media 1.91%
Belo Corp. Class A	340	1,989,000
Charter Communications, Inc. Class A*	30	1,586,100
Comcast Corp. Class A	90	2,040,300
Interpublic Group of Cos., Inc. (The)	375	3,517,500
Omnicom Group, Inc.	65	2,806,050
Time Warner, Inc.	100	3,482,000
Walt Disney Co. (The)	160	5,736,000

Total		21,156,950

Metals & Mining 0.46%
Barrick Gold Corp. (Canada)(a)	75	3,966,000
Titanium Metals Corp.	75	1,168,500

Total		5,134,500

See Notes to Financial Statements.

10

Schedule of Investments (continued)

November 30, 2011

Investments	Shares (000)	Fair Value
Multi-Line Retail 1.17%
Kohl’s Corp.	95	$5,111,000
Target Corp.	150	7,905,000

Total		13,016,000

Oil, Gas & Consumable Fuels 9.73%
Chevron Corp.	275	28,275,500
ConocoPhillips	300	21,396,000
Continental Resources, Inc.*	145	10,235,550
EOG Resources, Inc.	85	8,817,900
Exxon Mobil Corp.	250	20,110,000
Hess Corp.	100	6,022,000
Marathon Oil Corp.	125	3,495,000
Petroleo Brasileiro SA ADR	196	4,911,213
Whiting Petroleum Corp.*	100	4,651,000

Total		107,914,163

Pharmaceuticals 5.70%
Bristol-Myers Squibb Co.	235	7,689,200
Johnson & Johnson	175	11,326,000
Merck & Co., Inc.	120	4,290,000
Mylan, Inc.*	893	17,447,789
Pfizer, Inc.	650	13,045,500
Salix Pharmaceuticals Ltd.*	70	3,089,800
Teva Pharmaceutical Industries Ltd. ADR	161	6,377,923

Total		63,266,212

Real Estate Investment Trusts 0.58%
Equity Residential	32	1,777,118
Plum Creek Timber Co., Inc.	125	4,605,000

Total		6,382,118

Road & Rail 0.56%
Union Pacific Corp.	60	6,204,600

Semiconductors & Semiconductor Equipment 0.93%
Broadcom Corp. Class A*	90	2,731,050
Intel Corp.	235	5,853,850

See Notes to Financial Statements.

11

Schedule of Investments (continued)

November 30, 2011

Investments				Shares (000)	Fair Value
Semiconductors & Semiconductor Equipment (continued)
PMC-Sierra, Inc.*				300	$1,677,000

Total					10,261,900

Software 4.85%
Adobe Systems, Inc.*				165	4,524,300
Check Point Software Technologies Ltd. (Israel)*(a)				30	1,660,200
Citrix Systems, Inc.*				40	2,855,600
Informatica Corp.*				80	3,596,400
Microsoft Corp.				585	14,964,300
Nuance Communications, Inc.*				220	5,407,600
Oracle Corp.				250	7,837,500
Sourcefire, Inc.*				140	4,636,800
Synchronoss Technologies, Inc.*				135	4,035,150
Websense, Inc.*				235	4,255,850

Total					53,773,700

Specialty Retail 0.35%
Home Depot, Inc. (The)				100	3,922,000

Total Common Stocks (cost $563,013,381)					640,201,702

	Exercise Price		Expiration Date
CONTINGENT VALUE RIGHT 0.01%

Pharmaceuticals
Sanofi* (cost $94,160)	–	(b)	12/31/2020	40	52,000

	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 6.83%

Automobiles 0.35%
Ford Motor Co.	4.25%		11/15/2016	$2,750	3,870,625

Biotechnology 1.57%
BioMarin Pharmaceutical, Inc.	1.875%		4/23/2017	3,100	5,529,625
Gilead Sciences, Inc.	0.625%		5/1/2013	8,500	9,785,625
Vertex Pharmaceuticals, Inc.	3.35%		10/1/2015	2,150	2,117,750

Total					17,433,000

See Notes to Financial Statements.

12

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computers & Peripherals 0.95%
EMC Corp.	1.75%	12/1/2013	$2,600	$3,958,500
NetApp, Inc.	1.75%	6/1/2013	3,000	3,840,000
SanDisk Corp.	1.50%	8/15/2017	2,300	2,685,250

Total				10,483,750

Electrical Equipment 0.59%
Roper Industries, Inc.	Zero Coupon	1/15/2034	6,150	6,572,812

Energy Equipment & Services 0.15%
SunPower Corp.	4.75%	4/15/2014	2,275	1,700,563

Health Care Providers & Services 0.58%
Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	6,463,000

Information Technology Services 0.21%
CACI International, Inc.	2.125%	5/1/2014	2,000	2,370,000

Metals & Mining 0.91%
Newmont Mining Corp.	1.25%	7/15/2014	5,000	7,806,250
Newmont Mining Corp.	3.00%	2/15/2012	1,500	2,250,000

Total				10,056,250

Semiconductors & Semiconductor Equipment 0.84%
Intel Corp.	2.95%	12/15/2035	4,500	4,837,500
Xilinx, Inc.	2.625%	6/15/2017	3,500	4,506,250

Total				9,343,750

Software 0.39%
Symantec Corp.	1.00%	6/15/2013	3,750	4,293,750

Wireless Telecommunication Services 0.29%
SBA Communications Corp.	4.00%	10/1/2014	2,175	3,194,531

Total Convertible Bonds (cost $73,386,629)				75,782,031

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 5.39%

Auto Components 0.06%
Cooper-Standard Holdings, Inc. PIK	7.00%		4	651,840

See Notes to Financial Statements.

13

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate		Shares (000)	Fair Value
Automobiles 0.23%
General Motors Co.	4.75%		74	$2,509,290

Capital Markets 0.78%
AMG Capital Trust I	5.10%		200	8,625,000

Commercial Banks 0.91%
Fifth Third Bancorp	8.50%		40	5,638,800
Wells Fargo & Co.	7.50%		4	4,479,500

Total				10,118,300

Communications Equipment 0.08%
Lucent Technologies Capital Trust I	7.75%		1	894,600

Diversified Financial Services 0.53%
Citigroup, Inc.	7.50%		70	5,897,500

Electric: Utilities 0.68%
NextEra Energy, Inc.	8.375%		150	7,575,000

Food Products 0.65%
Bunge Ltd.	4.875%		75	7,265,625

Insurance 0.57%
Hartford Financial Services Group, Inc. (The)	7.25%		135	2,639,250
MetLife, Inc.	5.00%		61	3,708,190

Total				6,347,440

Oil, Gas & Consumable Fuels 0.90%
Apache Corp.	6.00%		175	9,954,000

Total Convertible Preferred Stocks (cost $61,818,280)				59,838,595

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(c) 0.54%

Diversified Financial Services 0.32%
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$3,350	3,482,744

Software 0.22%
Nuance Communications, Inc. Term Loan C	3.25%	3/31/2016	2,468	2,458,786

Total Floating Rate Loans (cost $5,549,809)				5,941,530

See Notes to Financial Statements.

14

Schedule of Investments (continued)

November 30, 2011

Investments	Shares (000)	Fair Value
FOREIGN COMMON STOCKS(d) 4.23%

France 0.46%

Automobiles 0.21%
Renault SA	63	$2,371,202

Electrical Equipment 0.25%
Alstom SA	79	2,747,810

Total France		5,119,012

Germany 1.01%

Air Freight & Logistics 0.29%
Deutsche Post AG Registered Shares	213	3,226,576

Household Products 0.31%
Henkel KGaA	70	3,429,157

Software 0.41%
SAP AG	76	4,532,204

Total Germany		11,187,937

Norway 0.40%

Commercial Banks
DnB NOR ASA	432	4,417,814

Switzerland 1.36%

Chemicals 0.40%
Syngenta AG Registered Shares*	15	4,472,950

Food Products 0.34%
Nestle SA Registered Shares	68	3,816,851

Pharmaceuticals 0.62%
Roche Holding Ltd. AG	43	6,813,783

Total Switzerland		15,103,584

United Kingdom 1.00%

Metals & Mining 0.37%
Anglo American plc	64	2,456,230
Vedanta Resources plc	101	1,694,352

Total		4,150,582

See Notes to Financial Statements.

15

Schedule of Investments (continued)

November 30, 2011

Investments			Shares (000)	Fair Value
United Kingdom (continued)

Wireless Telecommunication Services 0.63%
Vodafone Group plc			2,582	$6,989,519

Total United Kingdom				11,140,101

Total Foreign Common Stocks (cost $48,417,882)				46,968,448

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 24.84%

Airlines 0.29%
United Airlines, Inc.†	9.875%	8/1/2013	$3,150	3,236,625

Auto Components 0.04%
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018	405	439,425

Automobiles 0.43%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	2,500	2,112,500
TRW Automotive, Inc.†	8.875%	12/1/2017	2,500	2,687,500

Total				4,800,000

Capital Markets 0.87%
Nuveen Investments, Inc.	10.50%	11/15/2015	7,000	6,720,000
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	2,956,272

Total				9,676,272

Chemicals 0.49%
Chemtura Corp.	7.875%	9/1/2018	2,000	2,055,000
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	4,250	3,336,250

Total				5,391,250

Commercial Banks 0.48%
SVB Financial Group	5.375%	9/15/2020	1,625	1,645,272
Zions Bancorporation	7.75%	9/23/2014	3,500	3,716,744

Total				5,362,016

Commercial Services & Supplies 0.78%
First Data Corp.†	8.25%	1/15/2021	2,500	2,175,000
First Data Corp.	9.875%	9/24/2015	302	275,575
First Data Corp.†	12.625%	1/15/2021	1,349	1,119,670
International Lease Finance Corp.	6.25%	5/15/2019	925	823,777
International Lease Finance Corp.	8.25%	12/15/2020	650	648,375

See Notes to Financial Statements.

16

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Commercial Services & Supplies (continued)
International Lease Finance Corp.	8.75%		3/15/2017		$2,200	$2,222,000
Iron Mountain, Inc.	7.75%		10/1/2019		1,375	1,426,563

Total						8,690,960

Communications Equipment 1.13%
Avaya, Inc.†	7.00%		4/1/2019		3,000	2,700,000
Brocade Communications Systems, Inc.	6.625%		1/15/2018		3,500	3,657,500
Brocade Communications Systems, Inc.	6.875%		1/15/2020		1,950	2,076,750
CommScope, Inc.†	8.25%		1/15/2019		4,250	4,122,500

Total						12,556,750

Construction Materials 0.11%
New Enterprise Stone & Lime Co.	11.00%		9/1/2018		1,500	1,196,250

Containers & Packaging 1.29%
AEP Industries, Inc.	8.25%		4/15/2019		3,000	2,970,000
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%		10/15/2017		1,200	1,224,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%		10/15/2020		1,350	1,343,250
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		6,000	6,150,000
Sealed Air Corp.	7.875%		6/15/2017		1,500	1,569,370
Sealed Air Corp.†	8.375%		9/15/2021		1,000	1,072,500

Total						14,329,120

Diversified Financial Services 1.26%
Capital One Capital VI	8.875%		5/15/2040		3,445	3,481,352
New York City Industrial Development Agency†	11.00%		3/1/2029		2,800	3,553,928
RBS Global, Inc./Rexnord LLC	8.50%		5/1/2018		2,000	2,060,000
RBS Global, Inc./Rexnord LLC	11.75%		8/1/2016		3,850	4,023,250
Wachovia Capital Trust III	5.57%	#	–	(e)	1,000	848,750

Total						13,967,280

Diversified Telecommunication Services 1.16%
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%		12/1/2015		1,075	913,750
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%		2/4/2017		4,150	3,828,375
SBA Telecommunications, Inc.	8.25%		8/15/2019		2,500	2,703,125
UPCB Finance V Ltd.†	7.25%		11/15/2021		1,600	1,568,000
Windstream Corp.	7.00%		3/15/2019		4,000	3,900,000

Total						12,913,250

See Notes to Financial Statements.

17

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Utilities 0.09%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	$1,250	$1,043,750

Energy Equipment & Services 0.15%
Dresser-Rand Group, Inc.†	6.50%	5/1/2021	975	962,813
Transocean, Inc.	6.375%	12/15/2021	700	699,622

Total				1,662,435

Food Products 0.16%
Blue Merger Sub, Inc.†	7.625%	2/15/2019	2,000	1,800,000

Gas Utilities 0.16%
National Fuel Gas Co.	4.90%	12/1/2021	1,800	1,800,693

Health Care Equipment & Supplies 0.78%
Bausch & Lomb, Inc.	9.875%	11/1/2015	2,500	2,618,750
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,000	3,300,000
Biomet, Inc.	10.00%	10/15/2017	2,500	2,706,250

Total				8,625,000

Health Care Providers & Services 1.74%
Community Health Systems, Inc.†	8.00%	11/15/2019	1,200	1,167,000
Community Health Systems, Inc.	8.875%	7/15/2015	1,806	1,860,180
HCA, Inc.	7.50%	2/15/2022	3,225	3,184,687
STHI Holding Corp.†	8.00%	3/15/2018	2,500	2,543,750
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,635,625
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	4,000,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	2,936,625

Total				19,327,867

Hotels, Restaurants & Leisure 1.00%
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	2,000	1,170,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,207,261
Marina District Finance Co., Inc.	9.875%	8/15/2018	3,000	2,692,500
River Rock Entertainment Authority (The)(f)(g)	9.75%	11/1/2011	1,700	1,283,500
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	400
Wendy’s Co. (The)	10.00%	7/15/2016	1,500	1,650,000
Wyndham Worldwide Corp.	5.75%	2/1/2018	1,000	1,055,765

Total				11,059,426

See Notes to Financial Statements.

18

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Durables 0.17%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	$1,000	$805,000
Lennar Corp.	12.25%	6/1/2017	900	1,071,000

Total				1,876,000

Independent Power Producers & Energy Traders 0.31%
AES Corp. (The)	8.00%	10/15/2017	1,500	1,620,000
Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	1,790,000

Total				3,410,000

Industrial Conglomerates 0.33%
Park-Ohio Industries, Inc.	8.125%	4/1/2021	3,700	3,626,000

Information Technology Services 0.75%
SunGard Data Systems, Inc.	10.25%	8/15/2015	8,000	8,280,000

Internet Software & Services 0.09%
Equinix, Inc.	7.00%	7/15/2021	1,000	1,033,750

Leisure Equipment & Products 0.30%
Speedway Motorsports, Inc.	8.75%	6/1/2016	3,000	3,270,000

Machinery 0.14%
Oshkosh Corp.	8.50%	3/1/2020	1,500	1,515,000

Media 1.84%
Affinion Group, Inc.	11.50%	10/15/2015	4,000	3,500,000
AMC Networks, Inc.†	7.75%	7/15/2021	1,500	1,593,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	2,500	2,650,000
Cumulus Media, Inc.†	7.75%	5/1/2019	2,000	1,740,000
DISH DBS Corp.	6.75%	6/1/2021	1,250	1,225,000
EH Holding Corp.†	7.625%	6/15/2021	3,500	3,456,250
Gray Television, Inc.	10.50%	6/29/2015	1,500	1,402,500
Mediacom Communications Corp.	9.125%	8/15/2019	1,500	1,571,250
WMG Acquisition Corp.	9.50%	6/15/2016	1,420	1,498,100
WMG Acquisition Corp.†	11.50%	10/1/2018	1,750	1,732,500

Total				20,369,350

Metals & Mining 0.97%
Arch Coal, Inc.†	7.25%	6/15/2021	3,000	2,925,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,500	1,580,590

See Notes to Financial Statements.

19

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Mining (continued)
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%		2/1/2018	$1,525	$1,406,813
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	1,875	1,678,125
Noranda Aluminum Acquisition Corp. PIK	4.659%	#	5/15/2015	3,406	3,150,429

Total					10,740,957

Multi-Utilities 0.38%
Black Hills Corp.	9.00%		5/15/2014	3,650	4,175,100

Oil, Gas & Consumable Fuels 4.22%
Antero Resources Finance Corp.†	7.25%		8/1/2019	1,500	1,507,500
Chaparral Energy, Inc.	8.25%		9/1/2021	5,000	4,950,000
Concho Resources, Inc.	7.00%		1/15/2021	2,000	2,090,000
CONSOL Energy, Inc.	8.25%		4/1/2020	2,500	2,700,000
Continental Resources, Inc.	8.25%		10/1/2019	6,000	6,660,000
El Paso Corp.	7.00%		6/15/2017	1,255	1,370,455
Energy XXI Gulf Coast, Inc.	7.75%		6/15/2019	2,500	2,412,500
Forest Oil Corp.	7.25%		6/15/2019	2,000	1,990,000
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	3,000	3,196,710
Kodiak Oil & Gas Corp.†	8.125%		12/1/2019	760	772,350
LINN Energy LLC/LINN Energy Finance Corp.	7.75%		2/1/2021	1,850	1,859,250
MEG Energy Corp. (Canada)†(a)	6.50%		3/15/2021	2,200	2,222,000
Oasis Petroleum, Inc.	6.50%		11/1/2021	900	879,750
Oasis Petroleum, Inc.†	7.25%		2/1/2019	3,200	3,280,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%		6/1/2018	2,775	2,664,000
SandRidge Energy, Inc.	7.50%		3/15/2021	2,100	1,932,000
SM Energy Co.†	6.50%		11/15/2021	1,000	1,005,000
SM Energy Co.†	6.625%		2/15/2019	3,000	3,045,000
Tennessee Gas Pipeline Co.	7.00%		10/15/2028	2,000	2,291,000

Total					46,827,515

Personal Products 0.20%
Elizabeth Arden, Inc.	7.375%		3/15/2021	2,150	2,252,125

Pharmaceuticals 0.20%
Aristotle Holding, Inc.†	4.75%		11/15/2021	1,470	1,488,009
Mylan, Inc.†	7.875%		7/15/2020	650	695,500

Total					2,183,509

See Notes to Financial Statements.

20

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Management & Development 0.15%
ProLogis	6.875%	3/15/2020	$1,500	$1,662,321

Road & Rail 0.29%
Florida East Coast Railway Corp.	8.125%	2/1/2017	2,600	2,603,250
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	625	646,875

Total				3,250,125

Semiconductors & Semiconductor Equipment 0.12%
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	1,300	1,267,500

Specialty Retail 0.53%
Brookstone Co., Inc.†	13.00%	10/15/2014	1,564	1,259,020
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,640,000

Total				5,899,020

Textiles, Apparel & Luxury Goods 0.32%
Polymer Group, Inc.†	7.75%	2/1/2019	3,500	3,561,250

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	15,225

Tobacco 0.11%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.25%	5/15/2018	1,375	1,258,125

Transportation Infrastructure 0.13%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,500	1,435,007

Wireless Telecommunication Services 0.88%
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	2,300	2,190,750
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	1,000	1,042,500
Sprint Capital Corp.	6.90%	5/1/2019	5,000	3,887,500
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,100	2,689,250

Total				9,810,000

Total High Yield Corporate Bonds (cost $284,056,967)				275,596,248

See Notes to Financial Statements.

21

Schedule of Investments (continued)

November 30, 2011

Investments	Interest Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.02%
Thrifts & Mortgage Finance
Fannie Mae* (cost $3,071,479)	Zero Coupon		122	$238,485

	Exercise Price	Expiration Date
WARRANTS 0.03%

Auto Components 0.02%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	15	248,421

Media 0.01%
Charter Communications, Inc.*	46.86	11/30/2014	9	135,984

Total Warrants (cost $175,119)				384,405

Total Long-Term Investments (cost $1,039,583,706)				1,105,003,444

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.39%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $4,225,000 of U.S. Treasury Note at 1.75% due 1/31/2014; value: $4,383,438; proceeds: $4,296,839 (cost $4,296,838)			$4,297	4,296,838

Total Investments in Securities 99.98% (cost $1,043,880,544)				1,109,300,282

Foreign Cash and Other Assets in Excess of Liabilities 0.02%				261,759

Net Assets 100.00%				$1,109,562,041

See Notes to Financial Statements.

22

Schedule of Investments (concluded)

November 30, 2011

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at November 30, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	Subsequent to November 30, 2011, new Notes were issued as part of an exchange offer that matures in 2018.

See Notes to Financial Statements.

23

Statement of Assets and Liabilities

November 30, 2011

ASSETS:
Investments in securities, at fair value (cost $1,043,880,544)	$1,109,300,282
Foreign cash, at value (cost $806,732)	819,240
Receivables:
Investment securities sold	31,506,165
Interest and dividends	10,084,970
Capital shares sold	1,101,358
From advisor (See Note 3)	11,216
Prepaid expenses and other assets	87,943
Total assets	1,152,911,174
LIABILITIES:
Payables:
Investment securities purchased	4,273,925
Capital shares reacquired	37,564,206
Management fee	702,539
12b-1 distribution fees	323,989
Directors’ fees	125,306
Fund administration	37,797
To affiliates (See Note 3)	24,452
Accrued expenses and other liabilities	296,919
Total liabilities	43,349,133
NET ASSETS	$1,109,562,041
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,245,656,277
Undistributed net investment income	5,567,227
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(207,091,796)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	65,430,333
Net Assets	$1,109,562,041

See Notes to Financial Statements.

24

Statement of Assets and Liabilities (concluded)

November 30, 2011

Net assets by class:
Class A Shares	$898,507,954
Class B Shares	$39,643,311
Class C Shares	$57,694,574
Class F Shares	$8,251,198
Class I Shares	$100,317,114
Class P Shares	$1,910,470
Class R2 Shares	$102,841
Class R3 Shares	$3,134,579
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	78,604,581
Class B Shares (30 million shares of common stock authorized, $.001 par value)	3,497,569
Class C Shares (20 million shares of common stock authorized, $.001 par value)	5,081,146
Class F Shares (30 million shares of common stock authorized, $.001 par value)	722,121
Class I Shares (100 million shares of common stock authorized, $.001 par value)	8,722,203
Class P Shares (20 million shares of common stock authorized, $.001 par value)	166,637
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	8,947
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	274,878
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.43
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.13
Class B Shares-Net asset value	$11.33
Class C Shares-Net asset value	$11.35
Class F Shares-Net asset value	$11.43
Class I Shares-Net asset value	$11.50
Class P Shares-Net asset value	$11.46
Class R2 Shares-Net asset value	$11.49
Class R3 Shares-Net asset value	$11.40

See Notes to Financial Statements.

25

Statement of Operations

For the Year Ended November 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $377,936)	$23,549,397
Interest	28,972,198
Total investment income	52,521,595
Expenses:
Management fee	10,359,066
12b-1 distribution plan-Class A	3,352,788
12b-1 distribution plan-Class B	462,494
12b-1 distribution plan-Class C	594,049
12b-1 distribution plan-Class F	8,857
12b-1 distribution plan-Class P	9,238
12b-1 distribution plan-Class R2	264
12b-1 distribution plan-Class R3	13,438
Shareholder servicing	1,527,871
Fund administration	563,375
Subsidy (See Note 3)	551,066
Reports to shareholders	141,942
Registration	137,081
Professional	54,800
Directors’ fees	9,705
Custody	41,134
Other	44,473
Gross expenses	17,871,641
Expense reductions (See Note 7)	(1,133)
Management fee waived (See Note 3)	(49,219)
Net expenses	17,821,289
Net investment income	34,700,306
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	68,521,367
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(45,032,615)
Net realized and unrealized gain	23,488,752
Net Increase in Net Assets Resulting From Operations	$58,189,058

See Notes to Financial Statements.

26

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$34,700,306	$36,717,619
Net realized gain on investments, futures contracts and foreign currency related transactions	68,521,367	24,854,330
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(45,032,615)	93,553,768
Net increase in net assets resulting from operations	58,189,058	155,125,717
Distributions to shareholders from:
Net investment income
Class A	(23,181,717)	(26,532,498)
Class B	(818,743)	(1,130,938)
Class C	(1,076,186)	(1,233,119)
Class F	(238,905)	(168,005)
Class I	(9,533,991)	(9,743,835)
Class P	(47,848)	(67,250)
Class R2	(678)	(680)
Class R3	(61,005)	(31,016)
Total distributions to shareholders	(34,959,073)	(38,907,341)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	225,689,403	179,592,332
Reinvestment of distributions	34,160,651	38,022,779
Cost of shares reacquired	(561,695,878)	(350,504,539)
Net decrease in net assets resulting from capital share transactions	(301,845,824)	(132,889,428)
Net decrease in net assets	(278,615,839)	(16,671,052)
NET ASSETS:
Beginning of year	$1,388,177,880	$1,404,848,932
End of year	$1,109,562,041	$1,388,177,880
Undistributed net investment income	$5,567,227	$4,523,522

See Notes to Financial Statements.

27

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.26	$10.35	$ 8.66	$13.49	$13.56

Investment operations:

Net investment income(a)	.29	.28	.34	.41	.37

Net realized and unrealized gain (loss)	.17	.93	1.72	(4.26)	.33

Total from investment operations	.46	1.21	2.06	(3.85)	.70

Distributions to shareholders from:

Net investment income	(.29)	(.30)	(.37)	(.44)	(.35)

Net realized gain	–	–	–	(.54)	(.42)

Total distributions	(.29)	(.30)	(.37)	(.98)	(.77)

Net asset value, end of year	$11.43	$11.26	$10.35	$ 8.66	$13.49

Total Return(b)	4.03%	11.90%	24.58%	(30.43)%	5.27%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.30%	1.31%	1.37%	1.32%	1.29%

Expenses, including expense reductions and management fee waived	1.30%	1.31%	1.37%	1.32%	1.29%

Expenses, excluding expense reductions and management fee waived	1.30%	1.31%	1.37%	1.32%	1.29%

Net investment income	2.45%	2.64%	3.66%	3.61%	2.68%

Supplemental Data:
Net assets, end of year (000)	$898,508	$933,371	$974,791	$852,774	$1,379,814

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

28

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.16	$10.26	$ 8.59	$13.38	$13.46

Investment operations:

Net investment income(a)	.21	.21	.27	.33	.28

Net realized and unrealized gain (loss)	.17	.92	1.71	(4.21)	.33

Total from investment operations	.38	1.13	1.98	(3.88)	.61

Distributions to shareholders from:

Net investment income	(.21)	(.23)	(.31)	(.37)	(.27)

Net realized gain	–	–	–	(.54)	(.42)

Total distributions	(.21)	(.23)	(.31)	(.91)	(.69)

Net asset value, end of year	$11.33	$11.16	$10.26	$ 8.59	$13.38

Total Return(b)	3.36%	11.17%	23.75%	(30.86)%	4.56%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.95%	1.96%	2.02%	1.97%	1.94%

Expenses, including expense reductions and management fee waived	1.95%	1.96%	2.02%	1.97%	1.94%

Expenses, excluding expense reductions and management fee waived	1.95%	1.96%	2.02%	1.97%	1.94%

Net investment income	1.78%	1.99%	3.00%	2.96%	2.03%

Supplemental Data:
Net assets, end of year (000)	$39,643	$48,714	$53,941	$44,682	$74,748

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

29

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.18	$10.28	$ 8.60	$13.40	$13.48

Investment operations:

Net investment income(a)	.21	.21	.28	.33	.28

Net realized and unrealized gain (loss)	.17	.92	1.71	(4.23)	.33

Total from investment operations	.38	1.13	1.99	(3.90)	.61

Distributions to shareholders from:

Net investment income	(.21)	(.23)	(.31)	(.36)	(.27)

Net realized gain	–	–	–	(.54)	(.42)

Total distributions	(.21)	(.23)	(.31)	(.90)	(.69)

Net asset value, end of year	$11.35	$11.18	$10.28	$ 8.60	$13.40

Total Return(b)	3.39%	11.15%	23.82%	(30.90)%	4.57%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.94%	1.96%	2.02%	1.97%	1.94%

Expenses, including expense reductions and management fee waived	1.94%	1.96%	2.02%	1.97%	1.94%

Expenses, excluding expense reductions and management fee waived	1.95%	1.96%	2.02%	1.97%	1.94%

Net investment income	1.82%	1.99%	3.02%	2.95%	2.03%

Supplemental Data:
Net assets, end of year (000)	$57,695	$56,383	$59,267	$54,081	$99,713

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

30

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.25	$10.34	$ 8.65	$13.49	$13.83

Investment operations:

Net investment income(b)	.32	.31	.34	.43	.06

Net realized and unrealized gain (loss)	.18	.93	1.75	(4.25)	(.40)

Total from investment operations	.50	1.24	2.09	(3.82)	(.34)

Distributions to shareholders from:

Net investment income	(.32)	(.33)	(.40)	(.48)	–

Net realized gain	–	–	–	(.54)	–

Total distributions	(.32)	(.33)	(.40)	(1.02)	–

Net asset value, end of period	$11.43	$11.25	$10.34	$ 8.65	$13.49

Total Return(c)	4.39%	12.09%	25.05%	(30.31)%	(2.46	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.05%	1.06%	1.11%	1.10%	.18	%(d)

Expenses, including expense reductions and management fee waived	1.05%	1.06%	1.11%	1.10%	.18	%(d)

Expenses, excluding expense reductions and management fee waived	1.06%	1.06%	1.11%	1.10%	.18	%(d)

Net investment income	2.70%	2.91%	3.66%	4.21%	.47	%(d)

Supplemental Data:
Net assets, end of period (000)	$8,251	$7,395	$4,238	$1,194	$10

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

31

Financial Highlights (continued)

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.33	$10.41	$ 8.70	$13.56	$13.62

Investment operations:

Net investment income(a)	.32	.32	.36	.45	.41

Net realized and unrealized gain (loss)	.18	.94	1.75	(4.28)	.35

Total from investment operations	.50	1.26	2.11	(3.83)	.76

Distributions to shareholders from:

Net investment income	(.33)	(.34)	(.40)	(.49)	(.40)

Net realized gain	–	–	–	(.54)	(.42)

Total distributions	(.33)	(.34)	(.40)	(1.03)	(.82)

Net asset value, end of year	$11.50	$11.33	$10.41	$ 8.70	$13.56

Total Return(b)	4.37%	12.33%	25.13%	(30.24)%	5.67%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.95%	.96%	1.01%	.97%	.96%

Expenses, including expense reductions and management fee waived	.95%	.96%	1.01%	.97%	.96%

Expenses, excluding expense reductions and management fee waived	.95%	.96%	1.01%	.97%	.96%

Net investment income	2.72%	2.98%	3.91%	3.97%	2.98%

Supplemental Data:
Net assets, end of year (000)	$100,317	$337,978	$309,336	$197,714	$271,015

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

32

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.29	$10.38	$ 8.68	$13.52	$13.59

Investment operations:

Net investment income(a)	.28	.27	.33	.40	.36

Net realized and unrealized gain (loss)	.16	.93	1.73	(4.27)	.33

Total from investment operations	.44	1.20	2.06	(3.87)	.69

Distributions to shareholders from:

Net investment income	(.27)	(.29)	(.36)	(.43)	(.34)

Net realized gain	–	–	–	(.54)	(.42)

Total distributions	(.27)	(.29)	(.36)	(.97)	(.76)

Net asset value, end of year	$11.46	$11.29	$10.38	$ 8.68	$13.52

Total Return(b)	4.00%	11.75%	24.52%	(30.50)%	5.15%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.40%	1.41%	1.46%	1.42%	1.39%

Expenses, including expense reductions and management fee waived	1.40%	1.41%	1.46%	1.42%	1.39%

Expenses, excluding expense reductions and management fee waived	1.41%	1.41%	1.46%	1.42%	1.39%

Net investment income	2.35%	2.54%	3.54%	3.52%	2.58%

Supplemental Data:
Net assets, end of year (000)	$1,910	$2,191	$2,906	$2,370	$3,062

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

33

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.31	$10.40	$ 8.70	$13.48	$13.83

Investment operations:

Net investment income(b)	.28	.26	.31	.44	.05

Net realized and unrealized gain (loss)	.15	.92	1.75	(4.27)	(.40)

Total from investment operations	.43	1.18	2.06	(3.83)	(.35)

Distributions to shareholders from:

Net investment income	(.25)	(.27)	(.36)	(.41)	–

Net realized gain	–	–	–	(.54)	–

Total distributions	(.25)	(.27)	(.36)	(.95)	–

Net asset value, end of period	$11.49	$11.31	$10.40	$ 8.70	$13.48

Total Return(c)	3.90%	11.56%	24.47%	(30.23)%	(2.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.54%	1.55%	1.49%	1.06%	.27	%(d)

Expenses, including expense reductions and management fee waived	1.54%	1.55%	1.49%	1.06%	.27	%(d)

Expenses, excluding expense reductions and management fee waived	1.55%	1.56%	1.49%	1.06%	.27	%(d)

Net investment income	2.43%	2.39%	3.34%	3.87%	.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$103	$30	$29	$7	$10

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

34

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.24	$10.33	$ 8.65	$13.48	$13.83

Investment operations:

Net investment income(b)	.28	.27	.29	.39	.05

Net realized and unrealized gain (loss)	.15	.93	1.76	(4.25)	(.40)

Total from investment operations	.43	1.20	2.05	(3.86)	(.35)

Distributions to shareholders from:

Net investment income	(.27)	(.29)	(.37)	(.43)	–

Net realized gain	–	–	–	(.54)	–

Total distributions	(.27)	(.29)	(.37)	(.97)	–

Net asset value, end of period	$11.40	$11.24	$10.33	$ 8.65	$13.48

Total Return(c)	3.91%	11.73%	24.46%	(30.54)%	(2.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.45%	1.45%	1.50%	1.40%	.25	%(d)

Expenses, including expense reductions and management fee waived	1.45%	1.45%	1.50%	1.40%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	1.45%	1.46%	1.50%	1.40%	.25	%(d)

Net investment income	2.35%	2.49%	3.03%	3.65%	.39	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,135	$2,116	$341	$42	$10

Portfolio turnover rate	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

35

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Capital Structure Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market

36

Notes to Financial Statements (continued)

quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

37

Notes to Financial Statements (continued)

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2011, the Fund had no open futures contracts.

(h)	When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)

Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as

38

Notes to Financial Statements (continued)

earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of November 30, 2011, the Fund had no unfunded loan commitments.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$640,201,702	$–	$–	$640,201,702
Contingent Value Right	52,000	–	–	52,000
Convertible Bonds	–	75,782,031	–	75,782,031
Convertible Preferred Stocks	42,401,530	17,437,065	–	59,838,595
Floating Rate Loans	–	5,941,530	–	5,941,530
Foreign Common Stocks	–	46,968,448	–	46,968,448
High Yield Corporate Bonds	–	275,595,848	400	275,596,248
Preferred Stock	238,485	–	–	238,485
Warrants	135,984	248,421	–	384,405
Repurchase Agreement	–	4,296,838	–	4,296,838
Total	$683,029,701	$426,270,181	$400	$1,109,300,282

*	See Schedule of Investments for fair values in each industry.

As of November 30, 2010, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. As of November 30, 2011, the Fund utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. Accordingly, the valuations of substantially all foreign securities as of November 30, 2011 were categorized as Level 2 inputs. During the period ended November 30, 2011, substantially all foreign securities held by the Fund that were classified as Level 1 as of November 30, 2010 that remain on the portfolio as of November 30, 2011 were transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds
Balance as of December 1, 2010	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(1,200)
Net purchase (sales)	–
Net transfers in or out of Level 3	1,600
Balance as of November 30, 2011	$400

(l)	Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the fiscal year ended November 30, 2011 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

40

Notes to Financial Statements (continued)

Amounts of $(746,960) and $257,015 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 115. As of November 30, 2011, the Fund had no open futures contracts.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the fiscal year ended November 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2011, and continuing through March 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .95%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 2.24%, 2.21% and 4.38% respectively.

41

Notes to Financial Statements (continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2011:

Distributor Commissions	Dealers’ Concessions
$586,388	$3,093,070

Distributor received CDSCs of $6,641 and $14,082 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

	11/30/2011	11/30/2010
Distributions paid from:
Ordinary income	$34,959,073	$38,907,341
Total distributions paid	$34,959,073	$38,907,341

42

Notes to Financial Statements (continued)

As of November 30, 2011, the components of accumulated losses on a tax-basis were as follows:

Undistributed ordinary income – net	$6,726,836
Total undistributed earnings	$6,726,836
Capital loss carryforwards*	(205,999,501)
Temporary differences	(125,854)
Unrealized gains – net	63,304,283
Total accumulated losses – net	$(136,094,236)

*	As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$24,488,728	$181,510,773	$205,999,501

Certain losses incurred after October 31 (“Post-October Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer net ordinary losses of $548 during fiscal 2011.

As of November 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,046,006,594
Gross unrealized gain	151,429,206
Gross unrealized loss	(88,135,518)
Net unrealized security gain	$63,293,688

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, wash sales and certain securities.

Permanent items identified during the fiscal year ended November 30, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$1,302,472	$(1,302,472)

The permanent differences are attributable to the tax treatment of premium amortization, foreign currency transactions and certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2011 were as follows:

Purchases	Sales
$316,615,079	$613,322,357

43

Notes to Financial Statements (continued)

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000.

On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% of the amount available under the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the fiscal year ended November 30, 2011, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of November 30, 2011, there were no loans outstanding pursuant to this Facility.

Effective February 3, 2012, the Fund and certain other funds managed by Lord Abbett will enter into a short term extension of the Facility through March 31, 2012.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

44

Notes to Financial Statements (continued)

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising equity securities market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities. The Fund’s exposure to foreign companies (and ADRs) presents increased market, liquidity, currency, political and other risks. The Fund may invest up to 15% of its net assets in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,155,188	$155,438,811	12,022,101	$129,437,705
Converted from Class B*	326,083	3,826,559	243,379	2,600,784
Reinvestment of distributions	1,959,045	22,776,857	2,458,430	26,038,010
Shares reacquired	(19,739,273)	(232,591,700)	(26,032,315)	(279,130,541)
Decrease	(4,298,957)	$(50,549,473)	(11,308,405)	$(121,054,042)

45

Notes to Financial Statements (concluded)

	Year Ended November 30, 2011		Year Ended November 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	166,229	$1,934,352	366,190	$3,880,348
Reinvestment of distributions	68,428	790,647	103,511	1,087,661
Shares reacquired	(772,390)	(9,073,985)	(1,117,706)	(11,936,016)
Converted to Class A*	(328,795)	(3,826,559)	(245,466)	(2,600,784)
Decrease	(866,528)	$(10,175,545)	(893,471)	$(9,568,791)

Class C Shares
Shares sold	1,383,685	$16,204,809	785,460	$8,434,210
Reinvestment of distributions	70,505	813,946	89,587	943,135
Shares reacquired	(1,414,225)	(16,441,022)	(1,599,215)	(17,098,265)
Increase (decrease)	39,965	$577,733	(724,168)	$(7,720,920)

Class F Shares
Shares sold	512,134	$6,108,309	551,075	$5,858,704
Reinvestment of distributions	13,877	160,877	10,786	114,399
Shares reacquired	(460,929)	(5,420,105)	(314,523)	(3,412,001)
Increase	65,082	$849,081	247,338	$2,561,102

Class I Shares
Shares sold	3,663,505	$44,111,064	2,760,794	$29,717,703
Reinvestment of distributions	806,331	9,509,020	915,001	9,743,781
Shares reacquired	(25,586,373)	(296,928,444)	(3,557,798)	(37,313,411)
Increase (decrease)	(21,116,537)	$(243,308,360)	117,997	$2,148,073

Class P Shares
Shares sold	24,339	$286,402	34,612	$373,214
Reinvestment of distributions	4,105	47,846	6,121	65,014
Shares reacquired	(55,875)	(649,636)	(126,795)	(1,368,939)
Decrease	(27,431)	$(315,388)	(86,062)	$(930,711)

Class R2 Shares
Shares sold	7,136	$77,046	277.000	$2,983
Reinvestment of distributions	54	628	45.000	484
Shares reacquired	(907)	(11,148)	(401.723)	(4,210)
Increase (decrease)	6,283	$66,526	(79.723)	$(743)

Class R3 Shares
Shares sold	129,743	$1,528,610	174,858	$1,887,465
Reinvestment of distributions	5,279	60,830	2,870	30,295
Shares reacquired	(48,477)	(579,838)	(22,364)	(241,156)
Increase	86,545	$1,009,602	155,364	$1,676,604

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

46

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of the Lord Abbett Capital Structure Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Capital Structure Fund, one of the portfolios constituting the Lord Abbett Research Fund, Inc. ( the “Company”), as of November 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Capital Structure Fund as of November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 26, 2012

47

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

48

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1992

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

49

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1997	Partner and Director, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1998.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1987.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

50

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Partner and Portfolio Manager, rejoined Lord Abbett in 2007 from Jennison Associates LLC (2005 - 2007). Mr. Khanna’s former experience at Lord Abbett included Senior Research Analyst — other investment strategies (2000 - 2005).

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Todor I. Petrov (1974)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2003.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Randy M. Reynolds (1972)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 1999.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Francis T. Timons (1969)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Research Analyst at Robert W. Baird & Co. (2004 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

51

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

56.90% of the ordinary income distributions paid by the Fund during the fiscal year ended November 30, 2011 is qualified dividend income. For corporate shareholders, only 47.67% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

For foreign shareholders 57.00% of the distributions paid by the Fund represents interest related dividends.

52

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Capital Structure Fund

LAAMF-2-1111

(01/12)

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Growth Opportunities Fund

For the fiscal year ended November 30, 2011

Lord Abbett Research Fund

Lord Abbett Growth Opportunities Fund

Annual Report

For the fiscal year ended November 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Growth Opportunities Fund for the fiscal year ended November 30, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended November 30, 2011, the Fund returned -0.65%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,1 which returned 6.07% over the same period.

Despite increased volatility and a sharp equity market downturn in the third quarter of 2011, most broad equity indexes finished the 12-month period in positive territory. The year’s performance was helped by a record-setting October 2011, a month that saw the S&P 500® Index2 post its best monthly return since December 1991. In November 2011, however, markets again sold off on the weight of Europe’s ongoing debt crisis and continued concerns with the inability of U.S. lawmakers to compromise on domestic debt. Over the 12-month period, larger capitalization investments generally performed better than smaller capitalization investments, and growth-oriented investments generally performed better than value-oriented investments.

1

Although we are disappointed in the Fund’s performance over the 12-month period, we have been encouraged by market action during the most recent stock market rally. The Fund’s performance has improved over the last two months of the 12-month period as broad equity indexes began to recover and as investors focused on cyclical companies with strong fundamentals. We believe that this is a potentially attractive environment for us, given our rigorous fundamental research and current tilt toward firms within industries that we believe are positioned to benefit from a domestic economic recovery.

Both our overweight and security positions within the information technology sector detracted from Fund performance during the period. The largest detractor from Fund performance in the sector was online employment search provider Monster Worldwide, whose shares declined owing to a weak job market and competitive pressure. Telecommunications equipment provider Acme Packet also declined due to disappointing earnings and a reduced revenue outlook. Stock selection within the materials sector also detracted from Fund performance. Huntsman Corporation, a global manufacturer and marketer of differentiated chemicals, suffered as fresh economic concerns caused market participants to reallocate into less cyclical companies. Kronos Worldwide, producer of pigments used in the manufacturing process, declined amid economic conditions that resulted in second quarter earnings missing estimates.

Performance was helped by the Fund’s consumer staples holdings, where stock selection was a positive. Shares of Green Mountain Coffee Roasters, the producer of the Keurig brand single cup brewing system, advanced during the period following continued expansion in profitability. Natural foods supermarket chain Whole Foods Market has continued to see its shares rise on market share gains and increasing revenues, with strong same-store sales year-to-date through the company’s third quarter and more than 60 additional stores slated to open by 2014.

While performance within the health care sector was in line with the benchmark, shares of Intuitive Surgical, a manufacturer of robotically assisted surgical equipment and the da Vinci Surgical System, advanced during the period on increased demand. In the industrials sector, shares of Kansas City Southern also appreciated, as the freight rail transporter experienced continued double-digit earnings growth resulting from record freight loads and the highest revenue-per-unit growth in the company’s history.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

2

1  The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

2  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included.

The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of November 30, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell Midcap® Growth Index and the Russell Midcap® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	-6.37%	3.52%	4.44%	–
Class B4	-5.23%	3.92%	4.54%	–
Class C5	-1.28%	4.08%	4.40%	–
Class F6	-0.42%	–	–	1.72%
Class I7	-0.31%	5.12%	5.42%	–
Class P7	-0.75%	4.65%	4.98%	–
Class R2[8]	-0.94%	–	–	1.22%
Class R3[9]	-0.80%	–	–	1.35%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

4

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 through November 30, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/11 – 11/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$855.80	$6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.33
Class B
Actual	$1,000.00	$853.40	$9.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.54	$10.61
Class C
Actual	$1,000.00	$853.00	$9.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.62	$10.50
Class F
Actual	$1,000.00	$857.00	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$6.07
Class I
Actual	$1,000.00	$857.50	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.57
Class P
Actual	$1,000.00	$855.50	$7.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.28	$7.84
Class R2
Actual	$1,000.00	$854.50	$7.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.53	$8.59
Class R3
Actual	$1,000.00	$855.50	$7.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.09	$8.04

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.45% for Class A, 2.10% for Class B, 2.08% for Class C, 1.20% for Class F, 1.10% for Class I, 1.55% for Class P, 1.70% for Class R2 and 1.59% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	20.22%	Industrials	15.82%
Consumer Staples	1.52%	Information Technology	23.10%
Energy	14.12%	Materials	8.51%
Financials	6.18%	Short-Term Investment	0.44%
Health Care	10.09%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments

November 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.28%

Aerospace & Defense 0.98%
Spirit AeroSystems Holdings, Inc. Class A*	294,298	$5,742

Auto Components 2.55%
BorgWarner, Inc.*	123,265	8,125
Gentex Corp.	234,733	6,920

Total		15,045

Automobiles 0.89%
Harley-Davidson, Inc.	142,226	5,230

Biotechnology 0.64%
Onyx Pharmaceuticals, Inc.*	85,527	3,772

Capital Markets 2.97%
Affiliated Managers Group, Inc.*	124,222	11,748
Invesco Ltd.	282,893	5,728

Total		17,476

Chemicals 6.81%
Albemarle Corp.	123,641	6,742
Ashland, Inc.	99,785	5,550
Celanese Corp. Series A	182,980	8,507
Eastman Chemical Co.	143,188	5,673
Innophos Holdings, Inc.	69,638	3,430
Kronos Worldwide, Inc.	185,155	3,612
Westlake Chemical Corp.	156,682	6,581

Total		40,095

Communications Equipment 3.37%
Aruba Networks, Inc.*	208,974	4,409
Ciena Corp.*	202,694	2,455
F5 Networks, Inc.*	57,815	6,535
Finisar Corp.*	180,127	3,322
Riverbed Technology, Inc.*	121,047	3,147

Total		19,868

Computers & Peripherals 3.95%
Fortinet, Inc.*	157,246	$3,772
NCR Corp.*	420,437	7,354
SanDisk Corp.*	129,594	6,390
Teradata Corp.*	106,219	5,760

Total		23,276

Construction & Engineering 1.04%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	147,926	6,117

Diversified Financial Services 1.33%
Moody’s Corp.	225,248	7,818

Electrical Equipment 4.88%
AMETEK, Inc.	176,582	7,565
Cooper Industries plc	157,435	8,742
General Cable Corp.*	53,542	1,419
Rockwell Automation, Inc.	146,628	11,001

Total		28,727

Electronic Equipment, Instruments & Components 0.44%
IPG Photonics Corp.*	68,051	2,608

Energy Equipment & Services 6.24%
Atwood Oceanics, Inc.*	91,672	3,759
Cameron International Corp.*	172,782	9,328
CARBO Ceramics, Inc.	21,120	3,006
GulfMark Offshore, Inc. Class A*	100,290	4,496
McDermott International, Inc.*	426,569	4,824
Nabors Industries Ltd.*	366,060	6,567
Superior Energy Services, Inc.*	160,140	4,758

Total		36,738

Food & Staples Retailing 1.11%
Whole Foods Market, Inc.	96,150	6,548

See Notes to Financial Statements.

7

Schedule of Investments (continued)

November 30, 2011

Investments	Shares	Fair Value (000)
Food Products 0.42%
Green Mountain Coffee Roasters, Inc.*	47,046	$2,467

Health Care Equipment & Supplies 1.59%
Intuitive Surgical, Inc.*	21,625	9,390

Health Care Providers & Services 3.00%
AmerisourceBergen Corp.	200,161	7,436
Cigna Corp.	120,760	5,341
Mednax, Inc.*	72,723	4,902

Total		17,679

Health Care Technology 1.81%
Allscripts Healthcare Solutions, Inc.*	165,768	3,226
SXC Health Solutions Corp.*	126,145	7,420

Total		10,646

Hotels, Restaurants & Leisure 3.57%
Marriott International, Inc. Class A	143,883	4,406
MGM Resorts International*	655,066	6,741
Starwood Hotels & Resorts Worldwide, Inc.	207,097	9,874

Total		21,021

Household Durables 0.92%
Tempur-Pedic International, Inc.*	98,794	5,395

Insurance 0.49%
Marsh & McLennan Cos., Inc.	96,490	2,913

Life Sciences Tools & Services 2.04%
Agilent Technologies, Inc.*	319,845	11,994

Machinery 5.94%
Chart Industries, Inc.*	73,787	4,491
Dover Corp.	126,164	$6,935
Eaton Corp.	117,105	5,259
Flowserve Corp.	94,828	9,746
Joy Global, Inc.	93,877	8,569

Total		35,000

Metals & Mining 1.03%
Walter Energy, Inc.	84,988	6,094

Multi-Line Retail 1.64%
Macy’s, Inc.	298,742	9,658

Oil, Gas & Consumable Fuels 7.98%
Concho Resources, Inc.*	74,751	7,596
CONSOL Energy, Inc.	233,637	9,729
Continental Resources, Inc.*	134,871	9,520
Denbury Resources, Inc.*	185,626	3,137
Range Resources Corp.	142,006	10,183
Whiting Petroleum Corp.*	147,572	6,864

Total		47,029

Paper & Forest Products 0.73%
International Paper Co.	151,085	4,291

Pharmaceuticals 1.08%
Watson Pharmaceuticals, Inc.*	98,868	6,389

Professional Services 1.35%
Robert Half International, Inc.	301,078	7,975

Real Estate Management & Development 1.44%
CBRE Group, Inc.*	503,160	8,458

Road & Rail 1.75%
Kansas City Southern*	151,533	10,309

Semiconductors & Semiconductor Equipment 6.25%
Altera Corp.	170,732	6,432
Analog Devices, Inc.	186,668	6,507

See Notes to Financial Statements.

8

Schedule of Investments (concluded)

November 30, 2011

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)
Atmel Corp.*	318,648	$2,826
Cavium, Inc.*	124,973	4,079
Cypress Semiconductor Corp.*	287,512	5,482
NVIDIA Corp.*	368,012	5,752
Silicon Laboratories, Inc.*	133,145	5,755

Total		36,833

Software 9.25%
ANSYS, Inc.*	82,131	5,090
Ariba, Inc.*	168,215	5,105
BroadSoft, Inc.*	97,388	3,416
Citrix Systems, Inc.*	179,553	12,818
CommVault Systems, Inc.*	84,350	4,186
Informatica Corp.*	63,286	2,845
Nuance Communications, Inc.*	120,317	2,958
Red Hat, Inc.*	209,218	10,478
Synchronoss Technologies, Inc.*	133,299	3,984
TIBCO Software, Inc.*	131,124	3,593

Total		54,473

Specialty Retail 7.61%
Abercrombie & Fitch Co. Class A	48,504	2,324
Dick’s Sporting Goods, Inc.*	214,160	8,419
Limited Brands, Inc.	180,746	7,651
Ross Stores, Inc.	93,900	8,365
Tiffany & Co.	89,067	5,971
Tractor Supply Co.	128,645	9,292
Ulta Salon, Cosmetics & Fragrance, Inc.*	40,251	2,803

Total		44,825

Textiles, Apparel & Luxury Goods 3.19%
Deckers Outdoor Corp.*	38,882	4,236
Hanesbrands, Inc.*	309,305	7,618
PVH Corp.	64,954	$4,410
Vera Bradley, Inc.*	66,000	2,534

Total		18,798

Total Common Stocks (cost $538,199,714)		590,697

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $2,030,000 of Federal Home Loan Bank at 1.750% due 8/22/2012 and $600,000 of Federal Home Loan Bank at 0.875% due 8/22/2012 value: $2,667,488; proceeds: $2,611,262 (cost $2,611,261)	$2,611	2,611

Total Investments in Securities 100.72% (cost $540,810,975)		593,308

Liabilities in Excess of Other Assets (0.72%)		(4,240)

Net Assets 100.00%		$589,068

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

November 30, 2011

ASSETS:
Investments in securities, at fair value (cost $540,810,975)	$593,308,609
Receivables:
Investment securities sold	4,733,675
Interest and dividends	487,114
Capital shares sold	459,805
Prepaid expenses and other assets	58,430
Total assets	599,047,633
LIABILITIES:
Payables:
Investment securities purchased	7,472,266
Capital shares reacquired	1,535,267
Management fee	381,886
12b-1 distribution fees	206,606
Directors’ fees	78,927
Fund administration	19,094
To affiliates (See Note 3)	11,163
Accrued expenses and other liabilities	274,104
Total liabilities	9,979,313
NET ASSETS	$589,068,320
COMPOSITION OF NET ASSETS:
Paid-in capital	$455,216,302
Accumulated net investment loss	(78,927)
Accumulated net realized gain on investments	81,433,311
Net unrealized appreciation on investments	52,497,634
Net Assets	$589,068,320

See Notes to Financial Statements.

10

Statement of Assets and Liabilities (concluded)

November 30, 2011

Net assets by class:
Class A Shares	$389,211,458
Class B Shares	$29,129,190
Class C Shares	$58,335,623
Class F Shares	$14,593,890
Class I Shares	$61,928,405
Class P Shares	$8,073,666
Class R2 Shares	$1,504,871
Class R3 Shares	$26,291,217
Outstanding shares by class:
Class A Shares ($100 million shares of common stock authorized, $.001 par value)	18,272,461
Class B Shares ($30 million shares of common stock authorized, $.001 par value)	1,511,713
Class C Shares ($20 million shares of common stock authorized, $.001 par value)	3,028,431
Class F Shares ($30 million shares of common stock authorized, $.001 par value)	678,098
Class I Shares ($30 million shares of common stock authorized, $.001 par value)	2,767,270
Class P Shares ($20 million shares of common stock authorized, $.001 par value)	381,030
Class R2 Shares ($30 million shares of common stock authorized, $.001 par value)	71,370
Class R3 Shares ($30 million shares of common stock authorized, $.001 par value)	1,240,745
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.30
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.60
Class B Shares-Net asset value	$19.27
Class C Shares-Net asset value	$19.26
Class F Shares-Net asset value	$21.52
Class I Shares-Net asset value	$22.38
Class P Shares-Net asset value	$21.19
Class R2 Shares-Net asset value	$21.09
Class R3 Shares-Net asset value	$21.19

See Notes to Financial Statements.

11

Statement of Operations

For the Year Ended November 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $6,366)	$5,453,810
Total investment income	5,453,810
Expenses:
Management fee	5,385,941
12b-1 distribution plan-Class A	1,593,408
12b-1 distribution plan-Class B	381,602
12b-1 distribution plan-Class C	628,108
12b-1 distribution plan-Class F	14,956
12b-1 distribution plan-Class P	39,570
12b-1 distribution plan-Class R2	10,074
12b-1 distribution plan-Class R3	102,087
Shareholder servicing	1,424,645
Fund administration	269,297
Subsidy (See Note 3)	147,427
Reports to shareholders	93,903
Registration	92,670
Professional	49,368
Custody	20,611
Directors’ fees	4,722
Other	22,801
Gross expenses	10,281,190
Expense reductions (See Note 7)	(607)
Management fee waived (See Note 3)	(105,110)
Net expenses	10,175,473
Net investment loss	(4,721,663)
Net realized and unrealized gain (loss):
Net realized gain on investments	111,427,805
Net change in unrealized appreciation/depreciation on investments	(112,009,147)
Net realized and unrealized loss	(581,342)
Net Decrease in Net Assets Resulting From Operations	$(5,303,005)

See Notes to Financial Statements.

12

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment loss	$(4,721,663)	$(4,301,057)
Net realized gain on investments	111,427,805	79,678,229
Net change in unrealized appreciation/depreciation on investments	(112,009,147)	61,350,584
Net increase (decrease) in net assets resulting from operations	(5,303,005)	136,727,756
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	172,578,308	100,440,597
Cost of shares reacquired	(231,477,767)	(171,883,899)
Net decrease in net assets resulting from capital share transactions	(58,899,459)	(71,443,302)
Net increase (decrease) in net assets	(64,202,464)	65,284,454
NET ASSETS:
Beginning of year	$653,270,784	$587,986,330
End of year	$589,068,320	$653,270,784
Accumulated net investment loss	$(78,927)	$(36,336)

See Notes to Financial Statements.

13

Financial Highlights

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$21.44	$17.13	$12.93	$23.84	$22.02

Investment operations:

Net investment loss(a)	(.14)	(.12)	(.08)	(.15)	(.20)

Net realized and unrealized gain (loss)	–	4.43	4.84	(7.91)	4.01

Total from investment operations	(.14)	4.31	4.76	(8.06)	3.81

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	(1.99)

Net asset value, end of year	$21.30	$21.44	$17.13	$12.93	$23.84

Total Return(b)	(.65)%	25.16%	38.43%	(38.34)%	18.81%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.45%	1.47%	1.55%	1.55%	1.53%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.45%	1.47%	1.55%	1.55%	1.53%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.46%	1.50%	1.61%	1.57%	1.54%

Net investment loss	(.64)%	(.61)%	(.57)%	(.79)%	(.91)%

Supplemental Data:
Net assets, end of year (000)	$389,211	$454,561	$414,930	$337,981	$613,735

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

14

Financial Highlights (continued)

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$19.52	$15.70	$11.97	$22.41	$20.94

Investment operations:

Net investment loss(a)	(.26)	(.22)	(.16)	(.25)	(.32)

Net realized and unrealized gain (loss)	.01	4.04	4.45	(7.34)	3.78

Total from investment operations	(.25)	3.82	4.29	(7.59)	3.46

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	(1.99)

Net asset value, end of year	$19.27	$19.52	$15.70	$11.97	$22.41

Total Return(b)	(1.28)%	24.33%	37.55%	(38.73)%	18.04%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.09%	2.12%	2.20%	2.20%	2.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.09%	2.12%	2.20%	2.20%	2.18%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.11%	2.15%	2.27%	2.22%	2.19%

Net investment loss	(1.27)%	(1.28)%	(1.22)%	(1.44)%	(1.56)%

Supplemental Data:
Net assets, end of year (000)	$29,129	$43,822	$51,703	$48,147	$101,200

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

15

Financial Highlights (continued)

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$19.51	$15.69	$11.96	$22.40	$20.93

Investment operations:

Net investment loss(a)	(.26)	(.22)	(.16)	(.25)	(.32)

Net realized and unrealized gain (loss)	.01	4.04	4.45	(7.34)	3.78

Total from investment operations	(.25)	3.82	4.29	(7.59)	3.46

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	(1.99)

Net asset value, end of year	$19.26	$19.51	$15.69	$11.96	$22.40

Total Return(b)	(1.28)%	24.35%	37.58%	(38.75)%	18.05%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.06%	2.12%	2.20%	2.20%	2.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.06%	2.12%	2.20%	2.20%	2.18%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.08%	2.15%	2.26%	2.23%	2.19%

Net investment loss	(1.25)%	(1.27)%	(1.22)%	(1.44)%	(1.56)%

Supplemental Data:
Net assets, end of year (000)	$58,336	$64,376	$63,732	$45,385	$83,891

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

16

Financial Highlights (continued)

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.61	$17.22	$12.96	$23.85	$23.81

Investment operations:

Net investment loss(b)	(.09)	(.06)	(.05)	(.09)	(.03)

Net realized and unrealized gain (loss)	–	4.45	4.87	(7.95)	.07

Total from investment operations	(.09)	4.39	4.82	(8.04)	.04

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	–

Net asset value, end of period	$21.52	$21.61	$17.22	$12.96	$23.85

Total Return(c)	(.42)%	25.49%	38.82%	(38.22)%	.17	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.20%	1.21%	1.30%	1.30%	.22	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.20%	1.21%	1.30%	1.30%	.22	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.22%	1.24%	1.34%	1.36%	.22	%(d)

Net investment loss	(.41)%	(.32)%	(.35)%	(.53)%	(.14	)%(d)

Supplemental Data:
Net assets, end of period (000)	$14,594	$11,051	$2,362	$359	$10

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

17

Financial Highlights (continued)

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$22.45	$17.87	$13.42	$24.56	$22.55

Investment operations:

Net investment loss(a)	(.07)	(.05)	(.03)	(.08)	(.12)

Net realized and unrealized gain (loss)	–	4.63	5.04	(8.21)	4.12

Total from investment operations	(.07)	4.58	5.01	(8.29)	4.00

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	(1.99)

Net asset value, end of year	$22.38	$22.45	$17.87	$13.42	$24.56

Total Return(b)	(.31)%	25.63%	38.91%	(38.12)%	19.24%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.10%	1.11%	1.20%	1.20%	1.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.10%	1.11%	1.20%	1.20%	1.18%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.12%	1.15%	1.25%	1.23%	1.19%

Net investment loss	(.30)%	(.25)%	(.22)%	(.41)%	(.55)%

Supplemental Data:
Net assets, end of year (000)	$61,928	$54,970	$42,775	$23,175	$17,965

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

18

Financial Highlights (continued)

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$21.35	$17.07	$12.90	$23.82	$22.02

Investment operations:

Net investment loss(a)	(.17)	(.14)	(.09)	(.17)	(.22)

Net realized and unrealized gain (loss)	.01	4.42	4.82	(7.90)	4.01

Total from investment operations	(.16)	4.28	4.73	(8.07)	3.79

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	(1.99)

Net asset value, end of year	$21.19	$21.35	$17.07	$12.90	$23.82

Total Return(b)	(.75)%	25.07%	38.28%	(38.42)%	18.71%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.55%	1.57%	1.65%	1.65%	1.63%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.55%	1.57%	1.65%	1.65%	1.63%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.57%	1.60%	1.72%	1.67%	1.64%

Net investment loss	(.74)%	(.73)%	(.66)%	(.88)%	(1.01)%

Supplemental Data:
Net assets, end of year (000)	$8,074	$8,477	$9,185	$8,945	$16,699

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

19

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.28	$17.04	$12.90	$23.83	$23.81

Investment operations:

Net investment loss(b)	(.21)	(.16)	(.13)	(.16)	(.05)

Net realized and unrealized gain (loss)	.02	4.40	4.83	(7.92)	.07

Total from investment operations	(.19)	4.24	4.70	(8.08)	.02

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	–

Net asset value, end of period	$21.09	$21.28	$17.04	$12.90	$23.83

Total Return(c)	(.94)%	24.88%	38.04%	(38.45)%	.08	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.70%	1.71%	1.80%	1.75%	.28	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.70%	1.71%	1.80%	1.75%	.28	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.72%	1.75%	1.83%	1.81%	.29	%(d)

Net investment loss	(.92)%	(.86)%	(.84)%	(.93)%	(.20	)%(d)

Supplemental Data:
Net assets, end of period (000)	$1,505	$1,330	$1,118	$119	$10

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

20

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.36	$17.09	$12.91	$23.84	$23.81

Investment operations:

Net investment loss(b)	(.18)	(.13)	(.12)	(.14)	(.04)

Net realized and unrealized gain (loss)	.01	4.40	4.86	(7.94)	.07

Total from investment operations	(.17)	4.27	4.74	(8.08)	.03

Distributions to shareholders from:

Net realized gain	–	–	(.56)	(2.85)	–

Net asset value, end of period	$21.19	$21.36	$17.09	$12.91	$23.84

Total Return(c)	(.80)%	24.99%	38.33%	(38.43)%	.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.59%	1.60%	1.70%	1.65%	.27	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.59%	1.60%	1.70%	1.65%	.27	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.61%	1.64%	1.72%	1.70%	.27	%(d)

Net investment loss	(.81)%	(.70)%	(.76)%	(.82)%	(.18	)%(d)

Supplemental Data:
Net assets, end of period (000)	$26,291	$14,684	$2,182	$85	$10

Portfolio turnover rate	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

21

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

22

Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A

23

Notes to Financial Statements (continued)

three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$590,698	$–	$–	$590,698
Repurchase Agreement	–	2,611	–	2,611
Total	$590,698	$2,611	$–	$593,309

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

24

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .78% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2011, and continuing through March 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. Effective December 31, 2011, and continuing through March 31, 2012, Lord Abbett has contractually agreed to waive an additional annualized .05% of its management fee. These agreements may be terminated only upon the approval of the Fund’s Board of Directors.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Global Allocation Fund were 2.75% and 1.47% respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2011:

Distributor Commissions	Dealers’ Concessions
$114,658	$624,461

25

Notes to Financial Statements (continued)

Distributor received CDSCs of $2,992 and $8,021 for Class A and Class C shares, respectively, for the fiscal year ended November 30, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Fund’s fiscal year ended November 30, 2011, a long-term capital gains distribution of approximately $87,835,000 was declared by the Fund on December 14, 2011. The distribution was paid on December 16, 2011 to shareholders of record on December 15, 2011.

As of November 30, 2011, the components of accumulated gains on a tax-basis were as follows:

Undistributed long-term capital gains	$87,833,390
Total undistributed earnings	$87,833,390
Temporary differences	(2,874,690)
Unrealized gains–net	48,893,318
Total accumulated gains–net	$133,852,018

Certain losses incurred after October 31 (“Post-October Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer net capital losses of $2,795,763 during fiscal year 2011.

As of November 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$544,415,291
Gross unrealized gain	83,878,563
Gross unrealized loss	(34,985,245)
Net unrealized security gain	$48,893,318

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

26

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended November 30, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Gain	Paid-in Capital
$4,679,072	$(6,840,043)	$2,160,971

The permanent differences are attributable to the tax treatment of net investment losses, certain distributions, and certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2011 were as follows:

Purchases	Sales
$820,665,952	$882,399,412

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

27

Notes to Financial Statements (continued)

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000.

On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% of the amount available under the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the fiscal year ended November 30, 2011, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of November 30, 2011, there were no loans outstanding pursuant to this Facility.

Effective February 3, 2012, the Fund and certain other funds managed by Lord Abbett will enter into a short term extension of the Facility through March 31, 2012.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

28

Notes to Financial Statements (concluded)

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,077,795	$72,555,058	2,954,687	$55,825,409
Converted from Class B*	312,175	6,967,069	406,020	7,658,205
Shares reacquired	(6,318,770)	(139,782,898)	(6,382,181)	(119,847,201)
Decrease	(2,928,800)	$(60,260,771)	(3,021,474)	$(56,363,587)

Class B Shares
Shares sold	59,728	$1,239,607	164,783	$2,802,208
Shares reacquired	(449,034)	(9,262,289)	(769,144)	(13,327,711)
Converted to Class A*	(344,041)	(6,967,069)	(444,512)	(7,658,205)
Decrease	(733,347)	$(14,989,751)	(1,048,873)	$(18,183,708)

Class C Shares
Shares sold	537,376	$11,176,985	643,328	$11,056,493
Shares reacquired	(809,005)	(16,510,812)	(1,405,732)	(24,092,411)
Decrease	(271,629)	$(5,333,827)	(762,404)	$(13,035,918)

Class F Shares
Shares sold	438,014	$10,076,671	447,344	$8,658,142
Shares reacquired	(271,341)	(5,975,330)	(73,101)	(1,390,312)
Increase	166,673	$4,101,341	374,243	$7,267,830

Class I Shares
Shares sold	2,094,748	$46,313,790	228,641	$4,305,691
Shares reacquired	(1,776,401)	(40,441,214)	(173,266)	(3,462,347)
Increase	318,347	$5,872,576	55,375	$843,344

Class P Shares
Shares sold	130,176	$2,917,641	107,715	$2,045,506
Shares reacquired	(146,203)	(3,303,252)	(248,560)	(4,524,049)
Decrease	(16,027)	$(385,611)	(140,845)	$(2,478,543)

Class R2 Shares
Shares sold	57,144	$1,289,718	28,416	$533,759
Shares reacquired	(48,279)	(1,011,558)	(31,488)	(584,683)
Increase (decrease)	8,865	$278,160	(3,072)	$(50,924)

Class R3 Shares
Shares sold	1,202,894	$27,008,838	806,893	$15,213,389
Shares reacquired	(649,689)	(15,190,414)	(247,061)	(4,655,185)
Increase	553,205	$11,818,424	559,832	$10,558,204

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

29

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of the Lord Abbett Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Growth Opportunities Fund, one of the portfolios constituting the Lord Abbett Research Fund, Inc., (the “Company”) as of November 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Growth Opportunities Fund, one of the portfolios of Lord Abbett Research Fund, Inc. as of November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 26, 2012

30

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

31

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1992

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

32

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1997	Partner and Director, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1998.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1987.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

33

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Partner and Portfolio Manager, rejoined Lord Abbett in 2007 from Jennison Associates LLC (2005 - 2007). Mr. Khanna’s former experience at Lord Abbett included Senior Research Analyst – other investment strategies (2000 - 2005).

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Todor I. Petrov (1974)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2003.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Randy M. Reynolds (1972)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 1999.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Francis T. Timons (1969)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Research Analyst at Robert W. Baird & Co. (2004 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

34

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

35

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities Fund

LAGOF-2-1111

(01/12)

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Classic Stock Fund

Small Cap Value Fund

For the fiscal year ended November 30, 2011

Lord Abbett Research Fund

Lord Abbett Classic Stock Fund

and Lord Abbett Small Cap Value Fund

Annual Report

For the fiscal year ended November 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Classic Stock Fund

For the fiscal year ended November 30, 2011, the Fund returned -1.86%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Index,1 which returned 7.38% over the same period.

During the 12-month period, global economic and geopolitical environment contributed to the erosion of business and consumer confidence in the economy, which resulted in the sell-off of the market following the Standard & Poor’s downgrade of U.S. debt downgrade in August 2011. The continuing challenges involving European sovereign debt and failure of the super-committee in the U.S. Congress created additional market uncertainty. Despite these challenges, positive economic reports have eased investor fears of a double-dip recession in the United States. The renewed belief that the U.S. economy would progress slowly, yet positively, encouraged investors to return to the equity market, resulting in an equity market rally during October. Equity markets again reacted positively late November to news that coordinated efforts by the world’s central banks, including the European Central Bank and the U.S. Federal Reserve, have eased liquidity pressures on European banks.

The Fund’s performance was hurt most by adverse stock selection within the consumer discretionary sector during the period. Cruise company Carnival Corp. suffered as high fuel costs cut into its revenue, along with itinerary changes due to the unrest in the Middle East and North Africa. Shares of Marriott International, Inc., a hotel operator, and shares of casino operator MGM Mirage, Inc. dropped due to investors’ concerns that consumers would cut back on spending due to the uncertain economic environment. In addition, poor stock selection within the information technology sector detracted from Fund performance. Monster Worldwide, Inc., an online employment services company, suffered upon news that unemployment benefits had risen higher than had been anticipated.

Sector weighting within telecommunication services and energy were the largest contributors to Fund performance during the period, both of which were stronger performing sectors. In addition, select holdings contributed to the Fund’s performance. Shares of aerospace manufacturer Goodrich Corp. rose due to high demand for its aircraft equipment from companies that make large commercial aircraft and news that United Technologies Corp. agreed to acquire the company at a significant premium. Union Pacific Corp., a provider of rail transportation services in North America, benefited from increased freight volumes that resulted from the healing economy and from core pricing gains.

Small Cap Value Fund

For the fiscal year ended November 30, 2011, the Fund returned 2.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000® Value Index,2 which returned 0.77% over the same period.

The 12-month period saw extreme volatility in the equity markets, resulting in positive returns. The market was mostly positive for the first five months, reacting to strong corporate earnings. The market took a turn for the worse in May 2011 as investors grappled with a downgrade of U.S. debt, political uncertainty in the United States and Europe, and concerns about economic growth and consumer confidence. The last few months have been choppy, as investors have gained and lost confidence that the European debt crisis would be resolved.

The Fund outperformed during the period due to overall stock selection. Industrials holdings Chicago Bridge & Iron Co. NV and Hexcel Corp. and health care holdings HealthSpring, Inc. and American Medical System Holdings, Inc. were among the best overall contributors to Fund performance. Chicago Bridge & Iron Company N.V., a construction services company, benefited from strong backlog and new awards growth. The company raised its 2011 fiscal year guidance in July. Hexcel Corp., a manufacturer of composites for use in aerospace, space and defense, and industrial applications, beat quarterly expectations throughout the period, aided by strength within commercial aerospace. HealthSpring, Inc., a managed care organization focusing on Medicare, beat quarterly expectations throughout the period. Shares of the company traded at a premium following the October 2011 announcement that it would be acquired by CIGNA Corporation, a global health service organization. Shares of American Medical Systems Holdings Inc., a medical technology solutions company, also traded at a premium following the April announcement that it would be acquired by Endo Pharmaceuticals Holdings Inc., a specialty health care solutions company.

Notable detractors from the overall Fund performance include health care holding Gentiva Health Services, Inc., materials holding Ferro Corp., and consumer discretionary holding Pacific Sunwear of California. Shares of Gentiva Health Services, Inc., a home health care services provider, traded down amid fears of cuts in home health care and Medicare reimbursement rates, which led us to exit the position in August 2011. Ferro Corp., a specialty materials and chemicals producer, started the year off strong after announcing a solid fourth quarter, aided by increased sales and improving margins. First quarter results also slightly beat expectations; however, the company saw a slowdown in demand for its solar product. Second quarter earnings were below expectations due in part to demand shortfall. We exited the position in September 2011, on concerns that these trends would continue. Pacific Sunwear of California, a specialty clothing retailer, lowered its earnings guidance in January for its fiscal fourth quarter due in part to lower than expected holiday sales. In March, the company announced a disappointing outlook for its fiscal first quarter 2011. We exited the position in late March 2011 because we lost confidence in the company’s ability to perform during a difficult retail environment. An underweight within the utilities sector, which was among the best performing sectors within the Russell 2000® Value Index, also detracted from the Fund’s relative performance.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

2  The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place for Classic Stock Fund. Without such expense waivers and reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Classic Stock Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index and the S&P 500® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	-7.51%	-0.98%	2.54%	–
Class B4	-6.37%	-0.63%	2.61%	–
Class C5	-2.46%	-0.44%	2.51%	–
Class F6	-1.61%	–	–	-2.61%
Class I7	-1.52%	0.55%	3.51%	–
Class P7	-1.97%	0.10%	3.07%	–
Class R2[8]	-2.09%	–	–	-2.87%
Class R3[9]	-2.00%	–	–	-2.98%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Small Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Russell 2000® Value Index and the Russell 2000® Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	-3.29%	1.85%	9.67%	–
Class B4	-2.13%	2.21%	9.73%	–
Class C5	1.87%	2.35%	9.60%	–
Class F6	2.76%	–	–	1.15%
Class I7	2.84%	3.37%	10.67%	–
Class P7	2.41%	2.91%	10.18%	–
Class R2[8]	2.26%	–	–	3.64%
Class R3[9]	2.41%	–	–	3.73%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations on March 24, 2008 and performance for the Class began March 31, 2008. Performance is at net asset value.

9    Class R3 shares commenced operations on March 24, 2008 and performance for the Class began March 31, 2008. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 through November 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/11 – 11/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Classic Stock Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$889.00	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.15	$4.96
Class B
Actual	$1,000.00	$886.40	$7.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.90	$8.24
Class C
Actual	$1,000.00	$886.40	$7.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.96	$8.19
Class F
Actual	$1,000.00	$890.20	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.70
Class I
Actual	$1,000.00	$890.80	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.19
Class P
Actual	$1,000.00	$888.80	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.47
Class R2
Actual	$1,000.00	$888.40	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$6.23
Class R3
Actual	$1,000.00	$888.50	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.42	$5.72

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.63% for Class B, 1.62% for Class C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.13% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	10.49%	Information Technology	19.67%
Consumer Staples	8.07%	Materials	6.82%
Energy	12.93%	Telecommunication Services	2.89%
Financials	13.42%	Utilities	1.47%
Health Care	11.36%	Short-Term Investment	0.72%
Industrials	12.16%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$875.80	$5.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.72	$6.43
Class B
Actual	$1,000.00	$872.70	$9.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.24	$9.90
Class C
Actual	$1,000.00	$872.60	$9.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.24	$9.90
Class F
Actual	$1,000.00	$876.70	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.73	$5.42
Class I
Actual	$1,000.00	$876.80	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.86
Class P
Actual	$1,000.00	$874.90	$6.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.97	$7.13
Class R2
Actual	$1,000.00	$874.40	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.22	$7.94
Class R3
Actual	$1,000.00	$874.90	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.33

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.27% for Class A, 1.96% for Classes B and C, 1.07% for Class F, 0.96% for Class I, 1.41% for Class P, 1.57% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	10.03%	Information Technology	16.46%
Consumer Staples	0.70%	Materials	9.67%
Energy	6.93%	Utilities	0.89%
Financials	19.71%	Short-Term Investment	1.46%
Health Care	7.12%	Total	100.00%
Industrials	27.03%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

CLASSIC STOCK FUND November 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.68%

Aerospace & Defense 4.29%
Boeing Co. (The)	78,596	$5,399
Goodrich Corp.	79,000	9,639
Honeywell International, Inc.	140,800	7,624
Precision Castparts Corp.	49,900	8,221
United Technologies Corp.	138,900	10,640

Total		41,523

Automobiles 0.61%
Ford Motor Co.*	553,500	5,867

Beverages 2.34%
Coca-Cola Co. (The)	138,900	9,338
PepsiCo, Inc.	207,100	13,255

Total		22,593

Biotechnology 0.79%
Celgene Corp.*	45,200	2,851
Gilead Sciences, Inc.*	61,024	2,432
Human Genome Sciences, Inc.*	302,900	2,323

Total		7,606

Capital Markets 3.07%
Franklin Resources, Inc.	16,000	1,613
Goldman Sachs Group, Inc. (The)	128,500	12,318
Morgan Stanley	365,100	5,400
State Street Corp.	58,700	2,328
T. Rowe Price Group, Inc.	141,600	8,037

Total		29,696

Chemicals 4.58%
Celanese Corp. Series A	152,500	7,090
CF Industries Holdings, Inc.	17,100	2,390
Dow Chemical Co. (The)	350,700	9,718
E.I. du Pont de Nemours & Co.	105,600	5,039
LyondellBasell Industries NV Class A (Netherlands)(a)	108,900	$3,558
Monsanto Co.	82,845	6,085
Mosaic Co. (The)	157,100	8,289
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	49,500	2,145

Total		44,314

Commercial Banks 4.39%
Fifth Third Bancorp	542,700	6,561
PNC Financial Services Group, Inc. (The)	140,600	7,622
Regions Financial Corp.	699,000	2,873
SunTrust Banks, Inc.	179,100	3,247
U.S. Bancorp	325,900	8,447
Wells Fargo & Co.	528,600	13,670

Total		42,420

Communications Equipment 2.40%
Cisco Systems, Inc.	250,100	4,662
QUALCOMM, Inc.	338,400	18,544

Total		23,206

Computers & Peripherals 6.85%
Apple, Inc.*	114,900	43,915
Dell, Inc.*	555,000	8,747
EMC Corp.*	457,900	10,536
Hewlett-Packard Co.	110,251	3,081

Total		66,279

Construction & Engineering 0.67%
Fluor Corp.	118,300	6,485

Consumer Finance 1.12%
Capital One Financial Corp.	243,200	10,861

Diversified Financial Services 2.07%
Bank of America Corp.	520,648	2,832
Citigroup, Inc.	185,880	5,108

See Notes to Financial Statements.

Schedule of Investments (continued)

CLASSIC STOCK FUND November 30, 2011

Investments	Shares	Fair Value (000)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	391,028	$12,110

Total		20,050

Diversified Telecommunication Services 2.87%
AT&T, Inc.	374,202	10,844
CenturyLink, Inc.	196,700	7,380
Verizon Communications, Inc.	252,100	9,512

Total		27,736

Electric: Utilities 0.67%
NextEra Energy, Inc.	59,832	3,317
Progress Energy, Inc.	59,100	3,214

Total		6,531

Electrical Equipment 1.25%
Emerson Electric Co.	231,878	12,116

Electronic Equipment, Instruments & Components 0.37%
Corning, Inc.	270,803	3,594

Energy Equipment & Services 2.33%
National Oilwell Varco, Inc.	58,000	4,159
Schlumberger Ltd.	196,475	14,800
Weatherford International Ltd. (Switzerland)*(a)	237,000	3,593

Total		22,552

Food & Staples Retailing 1.07%
CVS Caremark Corp.	209,748	8,147
Wal-Mart Stores, Inc.	37,100	2,185

Total		10,332

Food Products 0.94%
Kellogg Co.	184,600	9,075

Health Care Equipment & Supplies 1.04%
Baxter International, Inc.	194,987	10,073

Health Care Providers & Services 3.06%
Express Scripts, Inc.*	270,500	$12,348
HCA Holdings, Inc.*	136,100	3,318
UnitedHealth Group, Inc.	241,400	11,773
WellPoint, Inc.	30,200	2,131

Total		29,570

Health Care Technology 0.47%
SXC Health Solutions Corp.*	77,600	4,564

Hotels, Restaurants & Leisure 3.31%
Carnival Corp.	120,300	3,994
Hyatt Hotels Corp. Class A*	109,339	3,902
Marriott International, Inc. Class A	111,778	3,423
MGM Resorts International*	779,600	8,022
Starwood Hotels & Resorts Worldwide, Inc.	89,200	4,253
Wynn Resorts Ltd.	69,600	8,391

Total		31,985

Household Products 2.87%
Colgate-Palmolive Co.	106,455	9,741
Procter & Gamble Co. (The)	278,597	17,989

Total		27,730

Industrial Conglomerates 0.99%
General Electric Co.	603,300	9,599

Information Technology Services 0.54%
MasterCard, Inc. Class A	14,000	5,244

Insurance 1.90%
Chubb Corp. (The)	82,500	5,564
MetLife, Inc.	179,400	5,647
Prudential Financial, Inc.	140,800	7,130

Total		18,341

See Notes to Financial Statements.

Schedule of Investments (continued)

CLASSIC STOCK FUND November 30, 2011

Investments	Shares	Fair Value (000)
Internet & Catalog Retail 0.14%
Amazon.com, Inc.*	7,200	$1,385

Internet Software & Services 3.05%
Google, Inc. Class A*	37,900	22,717
Monster Worldwide, Inc.*	929,004	6,791

Total		29,508

Machinery 2.16%
Caterpillar, Inc.	50,600	4,953
Dover Corp.	108,600	5,970
Eaton Corp.	78,500	3,525
PACCAR, Inc.	158,700	6,438

Total		20,886

Media 2.24%
Interpublic Group of Cos., Inc. (The)	964,400	9,046
Time Warner, Inc.	189,600	6,602
Walt Disney Co. (The)	167,137	5,992

Total		21,640

Metals & Mining 2.20%
Freeport-McMoRan Copper & Gold, Inc.	227,630	9,014
Newmont Mining Corp.	70,000	4,821
Reliance Steel & Aluminum Co.	67,700	3,325
United States Steel Corp.	150,800	4,117

Total		21,277

Multi-Line Retail 0.94%
Macy’s, Inc.	88,500	2,861
Target Corp.	119,157	6,280

Total		9,141

Multi-Utilities 0.78%
Dominion Resources, Inc.	88,300	4,558
PG&E Corp.	76,800	2,983

Total		7,541

Oil, Gas & Consumable Fuels 10.52%
Anadarko Petroleum Corp.	107,500	$8,737
Apache Corp.	62,400	6,205
Cabot Oil & Gas Corp.	39,500	3,499
Chevron Corp.	145,200	14,929
Continental Resources, Inc.*	75,600	5,337
Devon Energy Corp.	54,061	3,539
EOG Resources, Inc.	26,200	2,718
EQT Corp.	36,000	2,232
Exxon Mobil Corp.	243,415	19,580
Hess Corp.	153,600	9,250
Noble Energy, Inc.	32,600	3,207
Occidental Petroleum Corp.	80,200	7,932
Range Resources Corp.	35,400	2,539
Southwestern Energy Co.*	79,800	3,036
Suncor Energy, Inc. (Canada)(a)	300,793	9,030

Total		101,770

Pharmaceuticals 5.94%
Abbott Laboratories	140,600	7,670
Johnson & Johnson	312,500	20,225
Merck & Co., Inc.	286,300	10,235
Pfizer, Inc.	961,700	19,301

Total		57,431

Real Estate Investment Trusts 0.79%
Host Hotels & Resorts, Inc.	541,761	7,666

Road & Rail 2.72%
Hertz Global Holdings, Inc.*	552,900	6,253
Union Pacific Corp.	194,100	20,072

Total		26,325

Semiconductors & Semiconductor Equipment 2.29%
Broadcom Corp. Class A*	108,000	3,277
Intel Corp.	390,700	9,732

See Notes to Financial Statements.

Schedule of Investments (concluded)

CLASSIC STOCK FUND November 30, 2011

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.*	747,700	$4,479
Texas Instruments, Inc.	154,400	4,648

Total		22,136

Software 4.05%
Activision Blizzard, Inc.	36,826	458
Adobe Systems, Inc.*	266,753	7,314
Microsoft Corp.	565,400	14,463
Oracle Corp.	282,900	8,869
VMware, Inc. Class A*	83,400	8,063

Total		39,167

Specialty Retail 2.58%
Dick’s Sporting Goods, Inc.*	362,225	14,239
Home Depot, Inc. (The)	272,400	10,684

Total		24,923

Textiles, Apparel & Luxury Goods 0.61%
Coach, Inc.	61,800	3,868
PVH Corp.	30,200	2,050

Total		5,918

Tobacco 0.81%
Altria Group, Inc.	274,600	7,878

Total Common Stocks (cost $794,978,085)		954,534

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.71%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $6,880,000 of Federal Home Loan Bank at 1.75% due 8/22/2012; value: $6,991,800; proceeds: $6,849,983 (cost $6,849,981)	$6,850	$6,850

Total Investments in Securities 99.39% (cost $801,828,066)		961,384

Cash and Other Assets in Excess of Liabilities 0.61%		5,890

Net Assets 100.00%		$967,274

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments

SMALL CAP VALUE FUND November 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.84%

Aerospace & Defense 2.75%
AAR Corp.	1,418,764	$25,907
Hexcel Corp.*	1,544,173	38,481
Moog, Inc. Class A*	865,262	36,185

Total		100,573

Air Freight & Logistics 1.34%
Atlas Air Worldwide Holdings, Inc.*	615,200	25,992
Hub Group, Inc. Class A*	769,645	22,920

Total		48,912

Capital Markets 0.69%
Stifel Financial Corp.*	800,800	25,385

Chemicals 3.93%
Cabot Corp.	2,109,500	69,993
Koppers Holdings, Inc.(a)	1,203,100	39,738
Olin Corp.	1,794,800	34,101

Total		143,832

Commercial Banks 9.14%
City National Corp.	798,700	33,881
Columbia Banking System, Inc.	1,736,576	31,258
CVB Financial Corp.	3,919,800	38,532
First Financial Bancorp	1,681,100	26,696
IBERIABANK Corp.	756,800	37,704
PacWest Bancorp	1,529,100	28,564
Signature Bank*	719,874	42,062
Susquehanna Bancshares, Inc.	3,553,300	28,142
SVB Financial Group*	629,600	29,617
Texas Capital Bancshares, Inc.*	1,315,354	37,961

Total		334,417

Commercial Services & Supplies 0.73%
Korn/Ferry International*	1,584,800	$26,672

Construction & Engineering 2.93%
Chicago Bridge & Iron Co. NV (Netherlands)(b)	1,766,000	73,024
EMCOR Group, Inc.	1,328,100	34,039

Total		107,063

Containers & Packaging 2.63%
AptarGroup, Inc.	564,900	28,691
Greif, Inc. Class A	761,787	35,515
Silgan Holdings, Inc.	824,654	32,112

Total		96,318

Electrical Equipment 1.31%
II-VI, Inc.*	1,168,630	22,870
Regal Beloit Corp.	476,760	25,106

Total		47,976

Electronic Equipment, Instruments & Components 7.31%
Anixter International, Inc.*	757,902	46,543
Cognex Corp.	893,500	31,871
Coherent, Inc.*	796,700	40,472
Elster Group SE ADR*	1,436,300	18,499
Littelfuse, Inc.	1,000,334	46,756
Plexus Corp.*	146,514	3,978
Rogers Corp.*	633,335	25,143
ScanSource, Inc.*(a)	1,547,727	54,341

Total		267,603

Energy Equipment & Services 6.12%
Bristow Group, Inc.	703,169	32,388
C&J Energy Services, Inc.*	920,100	18,071
Complete Production Services, Inc.*	1,184,900	41,317

See Notes to Financial Statements.

Schedule of Investments (continued)

SMALL CAP VALUE FUND November 30, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)
GulfMark Offshore, Inc. Class A*	762,077	$34,164
Key Energy Services, Inc.*	2,511,400	37,922
Lufkin Industries, Inc.	331,100	23,203
Superior Energy Services, Inc.*	1,242,698	36,921

Total		223,986

Food Products 0.70%
Dole Food Co., Inc.*	3,019,226	25,513

Gas Utilities 0.88%
New Jersey Resources Corp.	680,500	32,195

Health Care Equipment & Supplies 1.59%
Haemonetics Corp.*	467,100	27,667
Invacare Corp.	1,489,300	30,590

Total		58,257

Health Care Providers & Services 3.39%
Centene Corp.*	894,524	34,627
HealthSpring, Inc.*	951,200	51,955
Mednax, Inc.*	558,000	37,609

Total		124,191

Hotels, Restaurants & Leisure 2.32%
Cheesecake Factory, Inc. (The)*	1,203,900	34,142
Gaylord Entertainment Co.*	1,196,692	25,394
Orient-Express Hotels Ltd. Class A*	3,510,400	25,240

Total		84,776

Information Technology Services 2.55%
FleetCor Technologies, Inc.*	1,299,624	36,909
MAXIMUS, Inc.	1,359,778	56,567

Total		93,476

Insurance 3.50%
Alterra Capital Holdings Ltd.	2,235,080	$51,295
Navigators Group, Inc. (The)*(a)	839,600	39,201
Validus Holdings Ltd.	1,245,900	37,489

Total		127,985

Life Sciences Tools & Services 0.90%
PAREXEL International Corp.*	1,645,600	32,994

Machinery 4.14%
Kennametal, Inc.	801,200	30,534
Titan International, Inc.	1,506,800	32,457
TriMas Corp.*(a)	1,734,101	35,393
WABCO Holdings, Inc.*	716,400	33,678
Watts Water Technologies, Inc. Class A	504,300	19,264

Total		151,326

Marine 0.86%
Kirby Corp.*	491,000	31,562

Metals & Mining 3.04%
Compass Minerals International, Inc.	489,400	37,513
Reliance Steel & Aluminum Co.	961,600	47,224
RTI International Metals, Inc.*	968,622	26,443

Total		111,180

Oil, Gas & Consumable Fuels 0.77%
SandRidge Energy, Inc.*	3,813,707	28,031

Pharmaceuticals 1.18%
Par Pharmaceutical Cos., Inc.*	1,332,000	43,170

See Notes to Financial Statements.

Schedule of Investments (continued)

SMALL CAP VALUE FUND November 30, 2011

Investments	Shares	Fair Value (000)
Professional Services 1.61%
FTI Consulting, Inc.*	778,100	$33,373
TrueBlue, Inc.*	1,988,400	25,590

Total		58,963

Real Estate Investment Trusts 4.93%
Alexandria Real Estate Equities, Inc.	386,700	25,352
Brandywine Realty Trust	2,791,300	24,312
Duke Realty Corp.	2,047,300	23,749
Entertainment Properties Trust	1,072,400	47,936
Pebblebrook Hotel Trust	2,016,600	37,347
Weingarten Realty Investors	1,054,600	21,820

Total		180,516

Road & Rail 4.89%
Genesee & Wyoming, Inc. Class A*	565,326	34,524
Heartland Express, Inc.	2,494,814	34,304
Knight Transportation, Inc.	2,067,600	30,931
Ryder System, Inc.	1,047,900	54,784
Werner Enterprises, Inc.	1,043,800	24,467

Total		179,010

Semiconductors & Semiconductor Equipment 5.18%
Cabot Microelectronics Corp.*	663,052	27,563
Diodes, Inc.*	1,544,600	31,664
Hittite Microwave Corp.*	586,300	31,901
PMC-Sierra, Inc.*	4,213,500	23,554
Silicon Laboratories, Inc.*	916,600	39,615
Teradyne, Inc.*	2,623,400	35,311

Total		189,608

Software 1.30%
Jack Henry & Associates, Inc.	1,431,100	$47,527

Specialty Retail 7.64%
Ascena Retail Group, Inc.*	1,215,261	33,444
Children’s Place Retail Stores, Inc. (The)*	701,000	37,763
Express, Inc.	997,000	22,622
Genesco, Inc.*	782,000	46,177
Jos. A. Bank Clothiers, Inc.*	752,300	37,073
Men’s Wearhouse, Inc. (The)	872,800	24,290
Penske Automotive Group, Inc.	1,919,800	38,953
Rent-A-Center, Inc.	1,092,016	39,258

Total		279,580

Thrifts & Mortgage Finance 1.31%
People’s United Financial, Inc.	2,679,348	33,358
Washington Federal, Inc.	1,106,800	14,399

Total		47,757

Trading Companies & Distributors 6.28%
Applied Industrial Technologies, Inc.	967,000	33,391
Beacon Roofing Supply, Inc.*	1,707,700	33,351
GATX Corp.	1,259,250	53,757
RSC Holdings, Inc.*	3,391,700	41,243
TAL International Group, Inc.	1,313,800	34,579
WESCO International, Inc.*	658,200	33,542

Total		229,863

Total Common Stocks (cost $2,953,020,985)		3,580,217

See Notes to Financial Statements.

Schedule of Investments (concluded)

SMALL CAP VALUE FUND November 30, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.44%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $53,900,000 of Federal Home Loan Bank at 0.38% due 8/22/2012; value: $53,967,375; proceeds: $52,905,541 (cost $52,905,526)	$52,906	$52,906

Total Investments in Securities 99.28% (cost $3,005,926,511)		3,633,123

Other Assets in Excess of Liabilities 0.72%		26,262

Net Assets 100.00%		$3,659,385

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 9).
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2011

	Classic Stock Fund	Small Cap Value Fund
ASSETS:
Investments in unaffiliated issuers, at cost	$801,828,066	$2,867,979,398
Investments in affiliated issuers, at cost	–	137,947,113
Investments in unaffiliated issuers, at fair value	$961,383,883	$3,464,450,051
Investments in affiliated issuers, at fair value	–	168,673,013
Cash	63,113	–
Receivables:
Investment securities sold	6,408,103	36,906,403
Interest and dividends	3,314,550	4,610,911
Capital shares sold	500,732	2,227,156
From advisor (See Note 3)	240,783	–
Prepaid expenses and other assets	46,469	116,803
Total assets	971,957,633	3,676,984,337
LIABILITIES:
Payables:
Investment securities purchased	2,196,072	8,412,556
Capital shares reacquired	1,279,766	4,926,423
Management fee	549,992	2,133,074
12b-1 distribution fees	231,849	520,536
Directors’ fees	101,178	337,712
Fund administration	31,428	117,193
To affiliates (See Note 3)	41,565	31,369
Accrued expenses and other liabilities	252,138	1,120,061
Total liabilities	4,683,988	17,598,924
NET ASSETS	$967,273,645	$3,659,385,413
COMPOSITION OF NET ASSETS:
Paid-in capital	$910,892,982	$3,161,878,627
Undistributed (distributions in excess of) net investment income	7,237,919	(337,712)
Accumulated net realized loss on investments and foreign currency related transactions	(110,412,986)	(129,352,055)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	159,555,730	627,196,553
Net Assets	$967,273,645	$3,659,385,413

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2011

	Classic Stock Fund	Small Cap Value Fund
Net assets by class:
Class A Shares	$498,545,416	$1,470,063,755
Class B Shares	$25,828,971	$9,612,267
Class C Shares	$69,263,201	$41,597,063
Class F Shares	$26,568,197	$32,596,841
Class I Shares	$327,603,370	$1,855,748,427
Class P Shares	$2,389,228	$231,654,939
Class R2 Shares	$2,771,150	$7,204,878
Class R3 Shares	$14,304,112	$10,907,243
Outstanding shares by class:
Class A Shares (200 million and 300 million shares of common stock authorized, $.001 par value)	18,420,861	49,532,833
Class B Shares (30 million shares of common stock authorized, $.001 par value)	1,005,848	376,120
Class C Shares (20 million shares of common stock authorized, $.001 par value)	2,690,752	1,624,360
Class F Shares (30 million shares of common stock authorized, $.001 par value)	983,654	1,099,913
Class I Shares (30 million and 200 million shares of common stock authorized, $.001 par value)	12,056,608	58,986,335
Class P Shares (20 million and 50 million shares of common stock authorized, $.001 par value)	87,932	7,903,885
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	102,997	245,301
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	534,180	371,296
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$27.06	$29.68
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$28.71	$31.49
Class B Shares-Net asset value	$25.68	$25.56
Class C Shares-Net asset value	$25.74	$25.61
Class F Shares-Net asset value	$27.01	$29.64
Class I Shares-Net asset value	$27.17	$31.46
Class P Shares-Net asset value	$27.17	$29.31
Class R2 Shares-Net asset value	$26.91	$29.37
Class R3 Shares-Net asset value	$26.78	$29.38

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2011

	Classic Stock Fund	Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $112,788 and $45,143, respectively)	$17,803,688	$38,525,465
Dividends from affiliated issuers	–	1,960,623
Interest	3,095	15,529
Total investment income	17,806,783	40,501,617
Expenses:
Management fee	7,625,034	28,845,643
12b-1 distribution plan-Class A	1,974,287	5,037,793
12b-1 distribution plan-Class B	321,806	125,098
12b-1 distribution plan-Class C	819,786	464,295
12b-1 distribution plan-Class F	40,023	30,961
12b-1 distribution plan-Class P	14,130	1,220,987
12b-1 distribution plan-Class R2	15,920	23,260
12b-1 distribution plan-Class R3	66,197	44,621
Shareholder servicing	1,335,087	5,596,986
Professional	52,251	71,763
Reports to shareholders	88,239	201,569
Fund administration	438,946	1,591,180
Custody	12,497	63,527
Directors’ fees	8,006	28,613
Registration	128,390	165,702
Subsidy (See Note 3)	592,482	421,882
Other	34,964	109,345
Gross expenses	13,568,045	44,043,225
Expense reductions (See Note 7)	(814)	(4,113)
Management fee waived (See Note 3)	(3,401,686)	–
Net expenses	10,165,545	44,039,112
Net investment income (loss)	7,641,238	(3,537,495)
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions in unaffiliated issuers	20,516,793	207,778,582
Net realized loss from investments in affiliated issuers	–	(7,622,370)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(46,616,390)	(101,615,052)
Net realized and unrealized gain (loss)	(26,099,597)	98,541,160
Increase (Decrease) in Net Assets Resulting From Operations	$(18,458,359)	$95,003,665

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Classic Stock Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$7,641,238	$4,641,452
Net realized gain (loss) on investments and foreign currency related transactions	20,516,793	(6,353,262)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(46,616,390)	81,821,955
Net increase (decrease) in net assets resulting from operations	(18,458,359)	80,110,145
Distributions to shareholders from:
Net investment income
Class A	(2,116,930)	(3,655,628)
Class B	–	(17,245)
Class C	–	(111,594)
Class F	(289,959)	(92,128)
Class I	(2,380,907)	(2,438,608)
Class P	(7,511)	(20,518)
Class R2	(5,019)	(4,815)
Class R3	(35,708)	(17,121)
Total distributions to shareholders	(4,836,034)	(6,357,657)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	184,377,138	237,299,674
Reinvestment of distributions	4,605,127	6,102,899
Cost of shares reacquired	(279,604,725)	(249,911,507)
Net decrease in net assets resulting from capital share transactions	(90,622,460)	(6,508,934)
Net increase (decrease) in net assets	(113,916,853)	67,243,554
NET ASSETS:
Beginning of year	$1,081,190,498	$1,013,946,944
End of year	$967,273,645	$1,081,190,498
Undistributed net investment income	$7,237,919	$4,470,985

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income (loss)	$(3,537,495)	$3,440,861
Net realized gain on investments in affiliated and unaffiliated issuers	200,156,212	290,044,038
Net change in unrealized appreciation/depreciation on investments	(101,615,052)	485,527,770
Net increase in net assets resulting from operations	95,003,665	779,012,669
Distributions to shareholders from:
Net investment income
Class A	(77,931)	–
Class F	(57,552)	–
Class I	(4,795,036)	–
Total distributions to shareholders	(4,930,519)	–
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	868,324,020	727,415,003
Reinvestment of distributions	4,629,503	–
Cost of shares reacquired	(995,392,612)	(788,411,184)
Net decrease in net assets resulting from capital share transactions	(122,439,089)	(60,996,181)
Net increase (decrease) in net assets	(32,365,943)	718,016,488
NET ASSETS:
Beginning of year	$3,691,751,356	$2,973,734,868
End of year	$3,659,385,413	$3,691,751,356
Undistributed (distributions in excess of) net investment income	$(337,712)	$3,055,553

See Notes to Financial Statements.

Financial Highlights

CLASSIC STOCK FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$27.67	$25.81	$20.90	$32.95	$30.64

Investment operations:

Net investment income(a)	.18	.11	.18	.21	.16

Net realized and unrealized gain (loss)	(.69)	1.91	4.95	(9.98)	3.40

Total from investment operations	(.51)	2.02	5.13	(9.77)	3.56

Distributions to shareholders from:

Net investment income	(.10)	(.16)	(.22)	(.15)	(.17)

Net realized gain	–	–	–	(2.13)	(1.08)

Total distributions	(.10)	(.16)	(.22)	(2.28)	(1.25)

Net asset value, end of year	$27.06	$27.67	$25.81	$20.90	$32.95

Total Return(b)	(1.86)%	7.87%	24.84%	(31.78)%	12.05%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.98%	.98%	1.15%	1.30%	1.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.98%	.98%	1.15%	1.30%	1.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.29%	1.30%	1.37%	1.33%	1.31%

Net investment income	.64%	.42%	.84%	.77%	.50%

Supplemental Data:
Net assets, end of year (000)	$498,545	$569,479	$595,557	$494,847	$707,266

Portfolio turnover rate	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$26.33	$24.58	$19.86	$31.47	$29.34

Investment operations:

Net investment income (loss)(a)	(.01)	(.06)	.04	.03	(.05)

Net realized and unrealized gain (loss)	(.64)	1.82	4.72	(9.51)	3.26

Total from investment operations	(.65)	1.76	4.76	(9.48)	3.21

Distributions to shareholders from:

Net investment income	–	(.01)	(.04)	–	–

Net realized gain	–	–	–	(2.13)	(1.08)

Total distributions	–	(.01)	(.04)	(2.13)	(1.08)

Net asset value, end of year	$25.68	$26.33	$24.58	$19.86	$31.47

Total Return(b)	(2.47)%	7.16%	24.04%	(32.23)%	11.29%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.62%	1.63%	1.80%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.62%	1.63%	1.80%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.93%	1.95%	2.02%	1.98%	1.96%

Net investment income (loss)	(.03)%	(.25)%	.19%	.11%	(.15)%

Supplemental Data:
Net assets, end of year (000)	$25,829	$35,937	$46,267	$43,374	$74,005

Portfolio turnover rate	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class C Shares
	Year Ended 11/30
	2011		2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$26.39		$24.66	$19.94	$31.59	$29.44

Investment operations:

Net investment income (loss)(a)	–	(b)	(.06)	.04	.03	(.05)

Net realized and unrealized gain (loss)	(.65)		1.82	4.74	(9.55)	3.28

Total from investment operations	(.65)		1.76	4.78	(9.52)	3.23

Distributions to shareholders from:

Net investment income	–		(.03)	(.06)	– (b)	–

Net realized gain	–		–	–	(2.13)	(1.08)

Total distributions	–		(.03)	(.06)	(2.13)	(1.08)

Net asset value, end of year	$25.74		$26.39	$24.66	$19.94	$31.59

Total Return(c)	(2.46)%		7.15%	24.08%	(32.24)%	11.32%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.61%		1.63%	1.80%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.61%		1.63%	1.80%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.92%		1.95%	2.02%	1.98%	1.96%

Net investment income (loss)	.00	%(d)	(.23)%	.18%	.12%	(.15)%

Supplemental Data:
Net assets, end of year (000)	$69,263		$87,126	$89,787	$65,200	$94,948

Portfolio turnover rate	27.97%		24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.62	$25.76	$20.88	$32.96	$33.52

Investment operations:

Net investment income(b)	.23	.19	.22	.32	.05

Net realized and unrealized gain (loss)	(.66)	1.89	4.96	(10.02)	(.61)

Total from investment operations	(.43)	2.08	5.18	(9.70)	(.56)

Distributions to shareholders from:

Net investment income	(.18)	(.22)	(.30)	(.25)	–

Net realized gain	–	–	–	(2.13)	–

Total distributions	(.18)	(.22)	(.30)	(2.38)	–

Net asset value, end of period	$27.01	$27.62	$25.76	$20.88	$32.96

Total Return(c)	(1.61)%	8.14%	25.19%	(31.64)%	(1.67	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73%	.73%	.86%	1.05%	.18	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.73%	.73%	.86%	1.04%	.18	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.04%	1.05%	1.10%	1.11%	.19	%(d)

Net investment income	.81%	.73%	.96%	1.25%	.16	%(d)

Supplemental Data:
Net assets, end of period (000)	$26,568	$45,605	$10,723	$2,453	$10

Portfolio turnover rate	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$27.78	$25.90	$20.99	$33.08	$30.76

Investment operations:

Net investment income(a)	.29	.21	.26	.31	.26

Net realized and unrealized gain (loss)	(.70)	1.91	4.96	(10.01)	3.41

Total from investment operations	(.41)	2.12	5.22	(9.70)	3.67

Distributions to shareholders from:

Net investment income	(.20)	(.24)	(.31)	(.26)	(.27)

Net realized gain	–	–	–	(2.13)	(1.08)

Total distributions	(.20)	(.24)	(.31)	(2.39)	(1.35)

Net asset value, end of year	$27.17	$27.78	$25.90	$20.99	$33.08

Total Return(b)	(1.52)%	8.25%	25.28%	(31.53)%	12.40%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63%	.63%	.79%	.95%	.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63%	.63%	.79%	.95%	.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94%	.95%	1.01%	.98%	.96%

Net investment income	1.01%	.79%	1.17%	1.13%	.84%

Supplemental Data:
Net assets, end of year (000)	$327,603	$328,620	$264,418	$174,231	$221,345

Portfolio turnover rate	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$27.78	$25.91	$20.96	$33.05	$30.65

Investment operations:

Net investment income(a)	.15	.08	.17	.18	.12

Net realized and unrealized gain (loss)	(.69)	1.92	4.97	(10.01)	3.42

Total from investment operations	(.54)	2.00	5.14	(9.83)	3.54

Distributions to shareholders from:

Net investment income	(.07)	(.13)	(.19)	(.13)	(.06)

Net realized gain	–	–	–	(2.13)	(1.08)

Total distributions	(.07)	(.13)	(.19)	(2.26)	(1.14)

Net asset value, end of year	$27.17	$27.78	$25.91	$20.96	$33.05

Total Return(b)	(1.97)%	7.74%	24.75%	(31.85)%	11.93%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.08%	1.08%	1.27%	1.40%	1.40%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.08%	1.08%	1.27%	1.40%	1.40%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.39%	1.40%	1.47%	1.43%	1.41%

Net investment income	.53%	.30%	.76%	.66%	.38%

Supplemental Data:
Net assets, end of year (000)	$2,389	$3,107	$4,226	$4,635	$7,214

Portfolio turnover rate	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.56	$25.78	$20.91	$32.93	$33.52

Investment operations:

Net investment income(b)	.13	.07	.12	.28	.03

Net realized and unrealized gain (loss)	(.70)	1.88	5.04	(9.96)	(.62)

Total from investment operations	(.57)	1.95	5.16	(9.68)	(.59)

Distributions to shareholders from:

Net investment income	(.08)	(.17)	(.29)	(.21)	–

Net realized gain	–	–	–	(2.13)	–

Total distributions	(.08)	(.17)	(.29)	(2.34)	–

Net asset value, end of period	$26.91	$27.56	$25.78	$20.91	$32.93

Total Return(c)	(2.09)%	7.61%	25.03%	(31.57)%	(1.76	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.23%	1.22%	1.21%	1.04%	.26	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.23%	1.22%	1.21%	1.04%	.26	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.54%	1.55%	1.56%	1.07%	.26	%(d)

Net investment income	.46%	.25%	.50%	1.04%	.08	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,771	$1,749	$730	$7	$10

Portfolio turnover rate	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CLASSIC STOCK FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.42	$25.64	$20.82	$32.94	$33.52

Investment operations:

Net investment income(b)	.16	.08	.16	.22	.03

Net realized and unrealized gain (loss)	(.70)	1.88	4.92	(9.99)	(.61)

Total from investment operations	(.54)	1.96	5.08	(9.77)	(.58)

Distributions to shareholders from:

Net investment income	(.10)	(.18)	(.26)	(.22)	–

Net realized gain	–	–	–	(2.13)	–

Total distributions	(.10)	(.18)	(.26)	(2.35)	–

Net asset value, end of period	$26.78	$27.42	$25.64	$20.82	$32.94

Total Return(c)	(2.00)%	7.71%	24.70%	(31.86)%	(1.73	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	1.12%	1.21%	1.42%	.24	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.13%	1.12%	1.21%	1.42%	.24	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.44%	1.45%	1.49%	1.48%	.25	%(d)

Net investment income	.56%	.32%	.70%	.88%	.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$14,304	$9,567	$2,238	$321	$10

Portfolio turnover rate	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

SMALL CAP VALUE FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$28.93	$22.87	$18.32	$33.10	$34.60

Investment operations:

Net investment income (loss)(a)	(.07)	– (b)	(.02)	.04	.04

Net realized and unrealized gain (loss)	.82	6.06	4.62	(9.97)	2.99

Total from investment operations	.75	6.06	4.60	(9.93)	3.03

Distributions to shareholders from:

Net investment income	– (b)	–	(.05)	(.04)	–

Net realized gain	–	–	–	(4.81)	(4.53)

Total distributions	– (b)	–	(.05)	(4.85)	(4.53)

Net asset value, end of year	$29.68	$28.93	$22.87	$18.32	$33.10

Total Return(c)	2.60%	26.50%	25.15%	(34.96)%	10.08%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.23%	1.25%	1.24%	1.23%	1.23%

Expenses, excluding expense reductions	1.23%	1.25%	1.24%	1.23%	1.23%

Net investment income (loss)	(.22)%	(.01)%	(.08)%	.17%	.13%

Supplemental Data:
Net assets, end of year (000)	$1,470,064	$1,608,846	$1,393,870	$1,216,253	$2,287,085

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$25.09	$19.97	$16.07	$29.78	$31.77

Investment operations:

Net investment loss(a)	(.25)	(.17)	(.12)	(.12)	(.17)

Net realized and unrealized gain (loss)	.72	5.29	4.02	(8.78)	2.71

Total from investment operations	.47	5.12	3.90	(8.90)	2.54

Distributions to shareholders from:

Net realized gain	–	–	–	(4.81)	(4.53)

Net asset value, end of year	$25.56	$25.09	$19.97	$16.07	$29.78

Total Return(b)	1.87%	25.64%	24.27%	(35.41)%	9.33%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.92%	1.95%	1.94%	1.93%	1.93%

Expenses, excluding expense reductions	1.92%	1.95%	1.94%	1.93%	1.93%

Net investment loss	(.91)%	(.73)%	(.73)%	(.54)%	(.58)%

Supplemental Data:
Net assets, end of year (000)	$9,612	$14,612	$15,917	$25,955	$58,676

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$25.14	$20.01	$16.10	$29.83	$31.82

Investment operations:

Net investment loss(a)	(.24)	(.17)	(.13)	(.12)	(.17)

Net realized and unrealized gain (loss)	.71	5.30	4.04	(8.80)	2.71

Total from investment operations	.47	5.13	3.91	(8.92)	2.54

Distributions to shareholders from:

Net realized gain	–	–	–	(4.81)	(4.53)

Net asset value, end of year	$25.61	$25.14	$20.01	$16.10	$29.83

Total Return(b)	1.87%	25.64%	24.29%	(35.42)%	9.32%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.92%	1.95%	1.94%	1.93%	1.93%

Expenses, excluding expense reductions	1.92%	1.95%	1.94%	1.93%	1.93%

Net investment loss	(.90)%	(.72)%	(.77)%	(.53)%	(.58)%

Supplemental Data:
Net assets, end of year (000)	$41,597	$46,980	$46,275	$46,307	$86,971

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$28.90	$22.80	$18.30	$33.11	$33.61

Investment operations:

Net investment income(b)	– (c)	.05	– (c)	.08	.01

Net realized and unrealized gain (loss)	.80	6.05	4.62	(9.95)	(.51)

Total from investment operations	.80	6.10	4.62	(9.87)	(.50)

Distributions to shareholders from:

Net investment income	(.06)	–	(.12)	(.13)	–

Net realized gain	–	–	–	(4.81)	–

Total distributions	(.06)	–	(.12)	(4.94)	–

Net asset value, end of period	$29.64	$28.90	$22.80	$18.30	$33.11

Total Return(d)	2.76%	26.75%	25.39%	(34.82)%	(1.49	)%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.04%	1.05%	1.03%	1.04%	.18	%(e)

Expenses, excluding expense reductions	1.04%	1.05%	1.03%	1.04%	.18	%(e)

Net investment income (loss)	.01%	.19%	(.02)%	.32%	.04	%(e)

Supplemental Data:
Net assets, end of period (000)	$32,597	$27,236	$22,387	$1,425	$10

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$30.67	$24.17	$19.38	$34.75	$36.00

Investment operations:

Net investment income(a)	.03	.08	.05	.13	.14

Net realized and unrealized gain (loss)	.85	6.42	4.87	(10.55)	3.14

Total from investment operations	.88	6.50	4.92	(10.42)	3.28

Distributions to shareholders from:

Net investment income	(.09)	–	(.13)	(.14)	–

Net realized gain	–	–	–	(4.81)	(4.53)

Total distributions	(.09)	–	(.13)	(4.95)	(4.53)

Net asset value, end of year	$31.46	$30.67	$24.17	$19.38	$34.75

Total Return(b)	2.84%	26.89%	25.55%	(34.77)%	10.42%

Ratios to Average Net Assets:

Expenses, including expense reductions	.93%	.95%	.94%	.93%	.93%

Expenses, excluding expense reductions	.93%	.95%	.94%	.93%	.93%

Net investment income	.09%	.30%	.21%	.48%	.43%

Supplemental Data:
Net assets, end of year (000)	$1,855,748	$1,692,837	$1,231,291	$942,604	$1,227,169

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$28.62	$22.66	$18.15	$32.84	$34.40

Investment operations:

Net investment income (loss)(a)	(.11)	(.04)	(.05)	.01	(.01)

Net realized and unrealized gain (loss)	.80	6.00	4.57	(9.89)	2.98

Total from investment operations	.69	5.96	4.52	(9.88)	2.97

Distributions to shareholders from:

Net investment income	–	–	(.01)	–	–

Net realized gain	–	–	–	(4.81)	(4.53)

Total distributions	–	–	(.01)	(4.81)	(4.53)

Net asset value, end of year	$29.31	$28.62	$22.66	$18.15	$32.84

Total Return(b)	2.41%	26.30%	24.94%	(35.04)%	9.95%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.38%	1.40%	1.39%	1.38%	1.38%

Expenses, excluding expense reductions	1.38%	1.40%	1.39%	1.38%	1.38%

Net investment income (loss)	(.37)%	(.16)%	(.23)%	.02%	(.03)%

Supplemental Data:
Net assets, end of year (000)	$231,655	$295,973	$261,914	$227,658	$412,127

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class R2 Shares
	Year Ended 11/30			3/24/2008(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$28.72	$22.77	$18.29	$25.99

Investment operations:

Net investment loss(b)	(.11)	(.11)	(.10)	(.02)

Net realized and unrealized gain (loss)	.76	6.06	4.62	(7.68)

Total from investment operations	.65	5.95	4.52	(7.70)

Distributions to shareholders from:

Net investment income	–	–	(.04)	–

Net asset value, end of period	$29.37	$28.72	$22.77	$18.29

Total Return(c)	2.26%	26.13%	24.77%	(29.63	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.56%	1.54%	1.52%	1.03	%(d)

Expenses, excluding expense reductions	1.56%	1.54%	1.52%	1.04	%(d)

Net investment loss	(.38)%	(.41)%	(.48)%	(.07	)%(d)

Supplemental Data:
Net assets, end of period (000)	$7,205	$78	$86	$14

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SMALL CAP VALUE FUND

	Class R3 Shares
	Year Ended 11/30			3/24/2008(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$28.69	$22.73	$18.29	$25.99

Investment operations:

Net investment income (loss)(b)	(.11)	(.04)	(.06)	.02

Net realized and unrealized gain (loss)	.80	6.00	4.60	(7.72)

Total from investment operations	.69	5.96	4.54	(7.70)

Distributions to shareholders from:

Net investment income	–	–	(.10)	–

Net asset value, end of period	$29.38	$28.69	$22.73	$18.29

Total Return(c)	2.41%	26.22%	24.94%	(29.63	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.42%	1.45%	1.44%	1.00	%(d)

Expenses, excluding expense reductions	1.42%	1.45%	1.44%	1.00	%(d)

Net investment income (loss)	(.37)%	(.16)%	.30%	.07	%(d)

Supplemental Data:
Net assets, end of period (000)	$10,907	$5,190	$1,995	$1,090

Portfolio turnover rate	41.95%	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Classic Stock Fund (“Classic Stock Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Small Cap Value Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions in unaffiliated issuers on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the

Notes to Financial Statements (continued)

seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing each Fund’s investments carried at fair value:

	Classic Stock Fund				Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$954,534	$–	$–	$954,534	$3,580,217	$–	$–	$3,580,217
Repurchase Agreement	–	6,850	–	6,850	–	52,906	–	52,906
Total	$954,534	$6,850	$–	$961,384	$3,580,217	$52,906	$–	$3,633,123

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Classic Stock Fund:
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the fiscal year ended November 30, 2011, the effective management fee, net of waivers, with respect to the Classic Stock Fund, was at an annualized rate of .39% of the Fund’s average daily net assets.

Small Cap Value Fund:
First $2 billion	.75%
Over $2 billion	.70%

For the fiscal year ended November 30, 2011, the effective management fee with respect to the Small Cap Value Fund, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the fiscal year ended November 30, 2011, and continuing through March 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Classic Stock Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .63%. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

Classic Stock Fund and Small Cap Value Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of November 30, 2011, the percentages of Classic Stock Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 16.41%, 3.46%, 10.65% and 0.77%, respectively.

As of November 30, 2011, the percentage of Small Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.63%.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%		.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	(1)	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	In the case of Small Cap Value Fund, the Class A Distribution Fee is .05%.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2011:

	Distributor Commissions	Dealers’ Concessions
Classic Stock Fund	$195,146	$1,043,638
Small Cap Value Fund	26,237	138,631

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2011:

	Class A	Class C
Classic Stock Fund	$7,236	$17,753
Small Cap Value Fund	846	440

Two Directors and certain of the Company’s and officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

	Classic Stock Fund		Small Cap Value Fund
	Year Ended 11/30/2011	Year Ended 11/30/2010	Year Ended 11/30/2011	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$4,836,034	$6,357,657	$4,930,519	$–
Total distributions paid	$4,836,034	$6,357,657	$4,930,519	$–

Subsequent to the Classic Stock Fund’s fiscal year ended November 30, 2011, a net investment income distribution of approximately $8,197,000 was declared by the Fund on December 14, 2011. The distribution was paid on December 16, 2011 to shareholders of record on December 15, 2011.

As of November 30, 2011, the components of accumulated gains on a tax-basis were as follows:

	Classic Stock Fund	Small Cap Value Fund
Undistributed ordinary income – net	$7,339,097	$–
Total undistributed earnings	$7,339,097	$–
Capital loss carryforwards*	(106,249,089)	(130,032,352)
Temporary differences	(101,178)	(337,712)
Unrealized gains – net	155,391,833	627,876,850
Total accumulated gains – net	$56,380,663	$497,506,786

*	As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	Total
Classic Stock Fund	$623,320	$98,625,213	$7,000,556	$106,249,089
Small Cap Value Fund	–	130,032,352	–	130,032,352

As of November 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Classic Stock Fund	Small Cap Value Fund
Tax cost	$805,991,963	$3,005,246,214
Gross unrealized gain	208,583,446	739,914,983
Gross unrealized loss	(53,191,526)	(112,038,133)
Net unrealized security gain	$155,391,920	$627,876,850

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended November 30, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Classic Stock Fund	$(38,270)	$38,270	$–
Small Cap Value Fund	5,074,749	3,523,005	(8,597,754)

Notes to Financial Statements (continued)

The permanent differences are primarily attributable to the tax treatment of net investment losses, certain distributions, and certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2011 were as follows:

	Purchases	Sales
Classic Stock Fund	$300,123,667	$368,677,794
Small Cap Value Fund	1,620,260,352	1,731,536,203

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000.

On February 3, 2011, the Facility was renewed for an annual period by the Funds and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% of the amount available under

Notes to Financial Statements (continued)

the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the fiscal year ended November 30, 2011, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of November 30, 2011, there were no loans outstanding pursuant to this Facility.

Effective February 3, 2012, the Funds and certain other funds managed by Lord Abbett will enter into a short term extension of the Facility through March 31, 2012.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the fiscal year ended November 30, 2011:

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011(a)	Dividend Income 12/1/2010 to 11/30/2011(a)
Danvers Bancorp., Inc.(b)	1,355,600	50,000	(1,405,600)	–	$–	$6,781,044	$–
Koppers Holdings, Inc.	1,271,100	87,700	(155,700)	1,203,100	39,738,393	1,063,206	1,142,603
Navigators Group, Inc.(c)	782,600	85,400	(28,400)	839,600	39,200,924	(196,882)	–
NutriSystem, Inc.(b)	1,363,100	–	(1,363,100)	–	–	(8,317,627)	–
Olin Corp.(b)	4,145,000	–	(2,350,200)	1,794,800	–	(31,312)	818,020
Pacific Sunwear of California, Inc.(b)	5,868,640	–	(5,868,640)	–	–	(6,078,540)	–
Rogers Corp.(b)	987,435	33,300	(387,400)	633,335	–	(121,694)	–
ScanSource, Inc.	1,467,725	80,500	(498)	1,547,727	54,340,695	4,752	–
Texas Capital Bancshares, Inc.(b)	1,895,554	–	(580,200)	1,315,354	–	292,686	–
TriMas Corp.(c)	–	1,909,900	(175,799)	1,734,101	35,393,001	(302,827)	–
TrueBlue, Inc.(b)	2,698,700	78,400	(788,700)	1,988,400	–	(715,176)	–
Total					$168,673,013	$(7,622,370)	$1,960,623

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of November 30, 2011.
(c)	Not an affiliated issuer as of November 30, 2010.

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

11.    INVESTMENT RISKS

Classic Stock Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investment exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information and other risks.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with small company value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Classic Stock Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,892,807	$83,581,596	4,326,423	$113,670,946
Converted from Class B*	147,085	4,181,060	185,804	4,897,041
Reinvestment of distributions	66,817	1,944,367	135,869	3,493,197
Shares reacquired	(5,264,970)	(150,930,691)	(7,139,993)	(186,545,730)
Decrease	(2,158,261)	$(61,223,668)	(2,491,897)	$(64,484,546)

Class B Shares
Shares sold	43,728	$1,197,154	147,314	$3,709,158
Reinvestment of distributions	–	–	625	15,396
Shares reacquired	(248,041)	(6,782,204)	(470,652)	(11,835,690)
Converted to Class A*	(154,522)	(4,181,060)	(194,621)	(4,897,041)
Decrease	(358,835)	$(9,766,110)	(517,334)	$(13,008,177)

Notes to Financial Statements (continued)

Classic Stock Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	413,946	$11,418,710	636,064	$16,135,442
Reinvestment of distributions	–	–	3,291	81,175
Shares reacquired	(1,024,248)	(27,771,884)	(979,278)	(24,571,413)
Decrease	(610,302)	$(16,353,174)	(339,923)	$(8,354,796)

Class F Shares
Shares sold	547,647	$16,011,880	1,740,015	$44,496,575
Reinvestment of distributions	8,072	233,856	1,440	36,859
Shares reacquired	(1,223,307)	(35,970,793)	(506,436)	(13,179,173)
Increase (decrease)	(667,588)	$(19,725,057)	1,235,019	$31,354,261

Class I Shares
Shares sold	1,941,620	$57,733,518	1,889,116	$48,822,389
Reinvestment of distributions	81,762	2,380,907	94,813	2,438,608
Shares reacquired	(1,796,731)	(49,504,481)	(362,428)	(9,710,018)
Increase	226,651	$10,609,944	1,621,501	$41,550,979

Class P Shares
Shares sold	70,571	$2,142,058	18,712	$492,274
Reinvestment of distributions	257	7,511	733	18,938
Shares reacquired	(94,761)	(2,827,323)	(70,713)	(1,914,581)
Decrease	(23,933)	$(677,754)	(51,268)	$(1,403,369)

Class R2 Shares
Shares sold	62,965	$1,879,793	42,843	$1,198,512
Reinvestment of distributions	148	4,298	153	3,923
Shares reacquired	(23,576)	(680,099)	(7,848)	(201,709)
Increase	39,537	$1,203,992	35,148	$1,000,726

Class R3 Shares
Shares sold	363,546	$10,412,429	335,020	$8,774,378
Reinvestment of distributions	1,186	34,188	581	14,803
Shares reacquired	(179,504)	(5,137,250)	(73,963)	(1,953,193)
Increase	185,228	$5,309,367	261,638	$6,835,988
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Small Cap Value Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,212,546	$350,389,029	12,109,351	$322,555,356
Converted from Class B*	88,350	2,770,021	104,118	2,688,898
Reinvestment of distributions	2,331	72,490	–	–
Shares reacquired	(17,374,091)	(538,985,757)	(17,548,529)	(467,745,400)
Decrease	(6,070,864)	$(185,754,217)	(5,335,060)	$(142,501,146)

Notes to Financial Statements (concluded)

Small Cap Value Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	26,434	$708,981	49,215	$1,149,350
Shares reacquired	(130,520)	(3,489,732)	(144,121)	(3,358,597)
Converted to Class A*	(102,225)	(2,770,021)	(119,616)	(2,688,898)
Decrease	(206,311)	$(5,550,772)	(214,522)	$(4,898,145)

Class C Shares
Shares sold	29,288	$789,684	85,219	$1,905,013
Shares reacquired	(273,732)	(7,321,437)	(528,689)	(12,019,490)
Decrease	(244,444)	$(6,531,753)	(443,470)	$(10,114,477)

Class F Shares
Shares sold	473,235	$15,043,590	407,359	$10,816,433
Reinvestment of distributions	756	23,438	–	–
Shares reacquired	(316,601)	(9,769,100)	(446,866)	(11,713,284)
Increase (decrease)	157,390	$5,297,928	(39,507)	$(896,851)

Class I Shares
Shares sold	12,961,933	$431,213,254	11,276,782	$321,676,217
Reinvestment of distributions	137,882	4,533,575	–	–
Shares reacquired	(9,316,333)	(303,627,443)	(7,017,920)	(195,838,186)
Increase	3,783,482	$132,119,386	4,258,862	$125,838,031

Class P Shares
Shares sold	1,686,478	$52,476,103	2,508,370	$66,035,169
Shares reacquired	(4,124,330)	(128,903,450)	(3,725,964)	(96,873,424)
Decrease	(2,437,852)	$(76,427,347)	(1,217,594)	$(30,838,255)

Class R2 Shares
Shares sold	255,811	$8,441,099	1,885	$49,990
Shares reacquired	(13,221)	(379,031)	(2,937)	(79,605)
Increase (decrease)	242,590	$8,062,068	(1,052)	$(29,615)

Class R3 Shares
Shares sold	284,904	$9,262,280	123,151	$3,227,475
Shares reacquired	(94,476)	(2,916,662)	(30,056)	(783,198)
Increase	190,428	$6,345,618	93,095	$2,444,277
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Research Fund, Inc. and the Shareholders of the Lord Abbett Classic Stock Fund and Lord Abbett Small-Cap Value Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Classic Stock Fund and Lord Abbett Small-Cap Value Series, (collectively the “Funds”), two of the portfolios constituting the Lord Abbett Research Fund, Inc. (the “Company”), as of November 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of November 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 26, 2012

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1996

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1992

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1997	Partner and Director, joined Lord Abbett in 1995.

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1998.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1987.

Paul J. Volovich (1973)	Executive Vice President	Elected in 2004	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Deepak Khanna (1963)	Vice President	Elected in 2008	Partner and Portfolio Manager, rejoined Lord Abbett in 2007 from Jennison Associates LLC (2005 - 2007). Mr. Khanna’s former experience at Lord Abbett included Senior Research Analyst - other investment strategies (2000 - 2005).

David J. Linsen (1974)	Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Todor I. Petrov (1974)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2003.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Randy M. Reynolds (1972)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 1999.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Francis T. Timons (1969)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Research Analyst at Robert W. Baird & Co. (2004 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

100% of the ordinary income distributions paid by the Classic Stock Fund and Small Cap Value Fund during fiscal 2011 is qualified dividend income. For corporate shareholders, 100% of the ordinary income distributions paid by the Classic Stock Fund and Small Cap Value Fund during fiscal 2011 qualified for the dividends received deduction.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Classic Stock Fund

Small-Cap Value Series

LARF-2-1111

(01/12)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2011 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2011 and 2010 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2011	2010
Audit Fees {a}	$159,000	$154,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	159,000	154,000

Tax Fees {b}	30,516	29,658
All Other Fees	- 0 -	- 0 -

Total Fees	$189,516	$183,658

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2011 and 2010 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees {a}	$172,220	$171,360

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2011 and 2010 were:

	Fiscal year ended:
	2011		2010
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

  Not applicable.

Item 6:	Investments.

  Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

  Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: January 23, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: January 23, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 23, 2012